UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06373

Sit Mutual Funds, Inc.

(Exact name of Registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP

Sit Mutual Funds

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(612) 332-3223

Date of fiscal year end:  June 30, 2024

Date of reporting period:  December 31, 2024

Item 1:	Reports to Stockholders.

SIBAX

Sit Balanced Fund

Semi-Annual Shareholder Report

December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Sit Balanced Fund for the period of July 1, 2024 to December 31, 2024.  You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Balanced Fund	$42	0.80%

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Sit Balanced Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
12/14	$10,000	$10,000	$10,000
12/15	10,225	10,055	10,138
12/16	10,695	10,321	11,351
12/17	12,593	10,687	13,829
12/18	12,249	10,688	13,223
12/19	14,783	11,620	17,386
12/20	17,850	12,492	20,585
12/21	20,911	12,299	26,494
12/22	16,552	10,699	21,696
12/23	20,300	11,291	27,399
12/24	23,958	11,432	34,254

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit Balanced Fund	5.89%	18.02%	10.14%	9.13%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.35%
S&P 500® Index	8.44%	25.02%	14.53%	13.10%

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph and table above are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

What did the Fund invest in?

The Fund invested in a diversified portfolio of stocks and bonds to achieve long-term capital growth. The tables below reflect the investment makeup of the Fund as of December 31, 2024. Portfolio holdings are subject to change.

Fund Statistics (as of 12/31/24)

Total Net Assets	$68,798,537
# of Portfolio Holdings	222
Portfolio Turnover Rate	12.73%
Investment Advisory Fees Paid	$268,846

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	6.9%
Apple, Inc.	4.9
Microsoft Corp.	4.6
Alphabet, Inc.	4.5
Broadcom, Inc.	3.8
Amazon.com, Inc.	3.1
Salesforce, Inc.	1.8
Meta Platforms, Inc.	1.7
UnitedHealth Group, Inc.	1.4
Goldman Sachs Group, Inc.	1.3

Asset Weighting (% of Net Assets)

Equities	64.2%
Bonds	34.1
Cash and other net assets	1.7
Total	100.0%

Portfolio Composition of Bonds (% of Net Assets)

U.S. Treasury / Federal Agency Securities	9.0%
Taxable Municipal Securities	6.1
Collateralized Mortgage Obligations	6.1
Corporate Bonds	5.1
Mortgage Pass-Through Securities	4.6
Others	3.2
Total	34.1%

Equity Sector (% of Net Assets)

Electronic Technology	18.0%
Technology Services	17.2
Retail Trade	6.6
Producer Manufacturing	4.6
Health Technology	4.2
Finance	3.8
Consumer Services	1.9
Health Services	1.7
Consumer Non-Durables	1.4
Others	4.8
Total	64.2%

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

SIBAX

Semi-Annual Shareholder Report

December 31, 2024

Sit Balanced Fund

Class I - SDVGX

Sit Dividend Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Sit Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Dividend Growth Fund - Class I	$36	0.70%

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Sit Dividend Growth Fund - Class I	S&P 500® Index
12/14	$10,000	$10,000
12/15	10,051	10,138
12/16	11,129	11,351
12/17	13,382	13,829
12/18	12,503	13,223
12/19	16,141	17,386
12/20	18,396	20,585
12/21	23,543	26,494
12/22	20,729	21,696
12/23	23,815	27,399
12/24	28,168	34,254

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit Dividend Growth Fund - Class I	5.89%	18.28%	11.78%	10.91%
S&P 500® Index	8.44%	25.02%	14.53%	13.10%

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph and table above are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

What did the Fund invest in?

The Fund primarily invested in dividend-paying common stocks, targeting growth-oriented companies with potential for increasing dividend payments. The tables reflect the investment makeup of the Fund as of December 31, 2024. Portfolio holdings are subject to change.

Fund Statistics (as of 12/31/24)

Total Net Assets	$239,118,695
# of Portfolio Holdings	78
Portfolio Turnover Rate	22.61%
Investment Advisory Fees Paid	$862,515
Weighted average market cap	$800.4 Billion
Weighted average market cap	$800.4 Billion

Sector Allocation (% of Net Assets)

Electronic Technology	20.2%
Technology Services	14.9
Finance	14.7
Health Technology	10.2
Producer Manufacturing	7.4
Utilities	5.5
Retail Trade	4.9
Health Services	4.3
Transportation	3.2
Others	14.0
Cash and other net assets	0.7
Total	100.0%

Top 10 Equity (% of Net Assets)

Microsoft Corp.	6.5%
Apple, Inc.	6.0
Broadcom, Inc.	4.1
NVIDIA Corp.	3.4
Amazon.com, Inc.	1.8
Procter & Gamble Co.	1.7
Exxon Mobil Corp.	1.7
Alphabet, Inc.	1.6
JPMorgan Chase & Co.	1.6
Williams Cos., Inc.	1.5

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class I - SDVGX

Sit Dividend Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Class S - SDVSX

Sit Dividend Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Sit Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Dividend Growth Fund - Class S	$49	0.95%

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Sit Dividend Growth Fund - Class S	S&P 500® Index
12/14	$10,000	$10,000
12/15	10,025	10,138
12/16	11,077	11,351
12/17	13,278	13,829
12/18	12,377	13,223
12/19	15,947	17,386
12/20	18,126	20,585
12/21	23,141	26,494
12/22	20,319	21,696
12/23	23,290	27,399
12/24	27,462	34,254

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit Dividend Growth Fund - Class S	5.68%	17.91%	11.48%	10.63%
S&P 500® Index	8.44%	25.02%	14.53%	13.10%

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph and table above are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

What did the Fund invest in?

The Fund primarily invested in dividend-paying common stocks, targeting growth-oriented companies with potential for increasing dividend payments. The tables reflect the investment makeup of the Fund as of December 31, 2024. Portfolio holdings are subject to change.

Fund Statistics (as of 12/31/24)

Total Net Assets	$239,118,695
# of Portfolio Holdings	78
Portfolio Turnover Rate	22.61%
Investment Advisory Fees Paid	$862,515
Weighted average market cap	$800.4 Billion
Weighted average market cap	$800.4 Billion

Sector Allocation (% of Net Assets)

Electronic Technology	20.2%
Technology Services	14.9
Finance	14.7
Health Technology	10.2
Producer Manufacturing	7.4
Utilities	5.5
Retail Trade	4.9
Health Services	4.3
Transportation	3.2
Others	14.0
Cash and other net assets	0.7
Total	100.0%

Top 10 Equity (% of Net Assets)

Microsoft Corp.	6.5%
Apple, Inc.	6.0
Broadcom, Inc.	4.1
NVIDIA Corp.	3.4
Amazon.com, Inc.	1.8
Procter & Gamble Co.	1.7
Exxon Mobil Corp.	1.7
Alphabet, Inc.	1.6
JPMorgan Chase & Co.	1.6
Williams Cos., Inc.	1.5

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class S - SDVSX

Sit Dividend Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Class I - GDGIX

Sit Global Dividend Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Sit Global Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024.  You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Global Dividend Growth Fund - Class I	$52	1.00%

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Sit Global Dividend Growth Fund - Class I	MSCI World Index
12/14	$10,000	$10,000
12/15	9,907	9,913
12/16	10,398	10,657
12/17	12,452	13,045
12/18	11,253	11,908
12/19	14,257	15,203
12/20	16,539	17,621
12/21	20,440	21,465
12/22	16,753	17,571
12/23	20,626	21,751
12/24	24,093	25,812

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit Global Dividend Growth Fund - Class I	5.26%	16.81%	11.06%	9.19%
MSCI World Index	6.20%	18.67%	11.17%	9.95%

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph and table above are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

What did the Fund invest in?

The Fund primarily invested in dividend-paying common stocks issued by U.S. and foreign companies, with at least 30% allocated to international firms. The tables below reflect the investment makeup of the Fund as of December 31, 2024. Portfolio holdings are subject to change.

Fund Statistics (as of 12/31/24)

Total Net Assets	$53,457,934
# of Portfolio Holdings	58
Portfolio Turnover Rate	1.08%
Investment Advisory Fees Paid	$266,058
Weighted average market cap	$925.2 Billion
Weighted average market cap	$925.2 Billion

Top 10 Equity (% of Net Assets)

Apple, Inc.	8.5%
Microsoft Corp.	8.3
Broadcom, Inc.	7.7
JPMorgan Chase & Co.	3.2
Alphabet, Inc.	3.1
NVIDIA Corp.	2.9
Applied Materials, Inc.	2.4
Shell, PLC, ADR	2.3
Accenture, PLC	2.2
Arthur J Gallagher & Co.	2.0

Sector Allocation (% of Net Assets)

Electronic Technology	22.0%
Technology Services	16.9
Finance	16.8
Producer Manufacturing	9.9
Health Technology	6.4
Consumer Non-Durables	5.0
Consumer Services	3.5
Industrial Services	3.1
Energy Minerals	3.1
Others	10.6
Cash and other net assets	2.7
Total	100.0%

Country Allocation (% of Net Assets)

United States	62.4%
United Kingdom	11.8
Germany	5.3
Ireland	4.8
Switzerland	4.8
Australia	2.5
Spain	1.5
Japan	1.4
Singapore	1.0
France	0.8
Others	1.0
Cash and other net assets	2.7
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class I - GDGIX

Sit Global Dividend Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Class S - GDGSX

Sit Global Dividend Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Sit Global Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024.  You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Global Dividend Growth Fund - Class S	$65	1.25%

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Sit Global Dividend Growth Fund - Class S	MSCI World Index
12/14	$10,000	$10,000
12/15	9,879	9,913
12/16	10,344	10,657
12/17	12,365	13,045
12/18	11,137	11,908
12/19	14,078	15,203
12/20	16,299	17,621
12/21	20,090	21,465
12/22	16,421	17,571
12/23	20,162	21,751
12/24	23,490	25,812

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit Global Dividend Growth Fund - Class S	5.12%	16.50%	10.78%	8.91%
MSCI World Index	6.20%	18.67%	11.17%	9.95%

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph and table above are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

What did the Fund invest in?

The Fund primarily invested in dividend-paying common stocks issued by U.S. and foreign companies, with at least 30% allocated to international firms. The tables below reflect the investment makeup of the Fund as of December 31, 2024. Portfolio holdings are subject to change.

Fund Statistics (as of 12/31/24)

Total Net Assets	$53,457,934
# of Portfolio Holdings	58
Portfolio Turnover Rate	1.08%
Investment Advisory Fees Paid	$266,058
Weighted average market cap	$925.2 Billion
Weighted average market cap	$925.2 Billion

Top 10 Equity (% of Net Assets)

Apple, Inc.	8.5%
Microsoft Corp.	8.3
Broadcom, Inc.	7.7
JPMorgan Chase & Co.	3.2
Alphabet, Inc.	3.1
NVIDIA Corp.	2.9
Applied Materials, Inc.	2.4
Shell, PLC, ADR	2.3
Accenture, PLC	2.2
Arthur J Gallagher & Co.	2.0

Sector Allocation (% of Net Assets)

Electronic Technology	22.0%
Technology Services	16.9
Finance	16.8
Producer Manufacturing	9.9
Health Technology	6.4
Consumer Non-Durables	5.0
Consumer Services	3.5
Industrial Services	3.1
Energy Minerals	3.1
Others	10.6
Cash and other net assets	2.7
Total	100.0%

Country Allocation (% of Net Assets)

United States	62.4%
United Kingdom	11.8
Germany	5.3
Ireland	4.8
Switzerland	4.8
Australia	2.5
Spain	1.5
Japan	1.4
Singapore	1.0
France	0.8
Others	1.0
Cash and other net assets	2.7
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class S - GDGSX

Sit Global Dividend Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Class I - IESGX

Sit ESG Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Sit ESG Growth Fund for the period of July 1, 2024 to December 31, 2024.  You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit ESG Growth Fund - Class I	$52	1.00%

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Sit ESG Growth Fund - Class I	MSCI World Index
6/16	$10,000	$10,000
12/16	10,201	10,681
12/17	12,620	13,074
12/18	11,692	11,935
12/19	14,779	15,237
12/20	17,129	17,660
12/21	20,546	21,513
12/22	16,230	17,610
12/23	20,559	21,799
12/24	24,715	25,869

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	Since Inception 6/30/2016
Sit ESG Growth Fund - Class I	5.51%	20.21%	10.83%	11.22%
MSCI World Index	6.20%	18.67%	11.17%	11.82%

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph and table above are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

What did the Fund invest in?

The Fund primarily invested in U.S. and foreign companies demonstrating robust environmental, social, and corporate governance (ESG) practices. The tables below reflect the investment makeup of the Fund as of December 31, 2024. Portfolio holdings are subject to change.

Fund Statistics (as of 12/31/24)

Total Net Assets	$11,752,507
# of Portfolio Holdings	58
Portfolio Turnover Rate	1.19%
Investment Advisory Fees Paid	$59,230
Weighted average market cap	$1,075.5 Billion
Weighted average market cap	$1,075.5 Billion

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	10.6%
Apple, Inc.	7.7
Microsoft Corp.	7.2
Alphabet, Inc.	4.0
Goldman Sachs Group, Inc.	2.9
Trane Technologies, PLC	2.8
Broadcom, Inc.	2.5
Home Depot, Inc.	2.5
salesforce.com, Inc.	2.4
Allianz SE, ADR	2.3

Sector Allocation (% of Net Assets)

Electronic Technology	22.1%
Technology Services	19.4
Finance	10.9
Producer Manufacturing	9.3
Health Technology	8.6
Consumer Services	5.6
Consumer Non-Durables	4.7
Retail Trade	3.9
Others	12.0
Cash and other net assets	3.5
Total	100.0%

Country Allocation (% of Net Assets)

United States	58.5%
United Kingdom	12.0
Ireland	6.4
Japan	5.9
Germany	5.7
Switzerland	2.4
Spain	1.9
France	1.3
Singapore	1.1
Denmark	0.9
Others	0.4
Cash and other net assets	3.5
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class I - IESGX

Sit ESG Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Class S - SESGX

Sit ESG Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Sit ESG Growth Fund for the period of July 1, 2024 to December 31, 2024.  You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit ESG Growth Fund - Class S	$65	1.25%

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Sit ESG Growth Fund - Class S	MSCI World Index
6/16	$10,000	$10,000
12/16	10,188	10,681
12/17	12,580	13,074
12/18	11,617	11,935
12/19	14,645	15,237
12/20	16,933	17,660
12/21	20,263	21,513
12/22	15,958	17,610
12/23	20,163	21,799
12/24	24,186	25,869

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	Since Inception 6/30/2016
Sit ESG Growth Fund - Class S	5.42%	19.96%	10.55%	10.94%
MSCI World Index	6.20%	18.67%	11.17%	11.82%

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph and table above are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

What did the Fund invest in?

The Fund primarily invested in U.S. and foreign companies demonstrating robust environmental, social, and corporate governance (ESG) practices. The tables below reflect the investment makeup of the Fund as of December 31, 2024. Portfolio holdings are subject to change.

Fund Statistics (as of 12/31/24)

Total Net Assets	$11,752,507
# of Portfolio Holdings	58
Portfolio Turnover Rate	1.19%
Investment Advisory Fees Paid	$59,230
Weighted average market cap	$1,075.5 Billion
Weighted average market cap	$1,075.5 Billion

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	10.6%
Apple, Inc.	7.7
Microsoft Corp.	7.2
Alphabet, Inc.	4.0
Goldman Sachs Group, Inc.	2.9
Trane Technologies, PLC	2.8
Broadcom, Inc.	2.5
Home Depot, Inc.	2.5
salesforce.com, Inc.	2.4
Allianz SE, ADR	2.3

Sector Allocation (% of Net Assets)

Electronic Technology	22.1%
Technology Services	19.4
Finance	10.9
Producer Manufacturing	9.3
Health Technology	8.6
Consumer Services	5.6
Consumer Non-Durables	4.7
Retail Trade	3.9
Others	12.0
Cash and other net assets	3.5
Total	100.0%

Country Allocation (% of Net Assets)

United States	58.5%
United Kingdom	12.0
Ireland	6.4
Japan	5.9
Germany	5.7
Switzerland	2.4
Spain	1.9
France	1.3
Singapore	1.1
Denmark	0.9
Others	0.4
Cash and other net assets	3.5
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class S - SESGX

Sit ESG Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Class I - SSCDX

Sit Small Cap Dividend Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Sit Small Cap Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Dividend Growth Fund - Class I	$47	0.90%

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Sit Small Cap Dividend Growth Fund - Class I	Russell 3000® Index	Russell 2000® Index
12/15	9,349	9,870	9,163
12/16	11,274	11,127	11,116
12/17	12,818	13,478	12,744
12/18	10,630	12,772	11,340
12/19	13,512	16,734	14,235
12/20	15,701	20,229	17,076
12/21	19,403	25,420	19,607
12/22	16,090	20,537	15,600
12/23	18,582	25,868	18,241
12/24	21,458	32,027	20,345

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	Since Inception 3/31/2015
Sit Small Cap Dividend Growth Fund - Class I	6.58%	15.48%	9.69%	8.14%
Russell 3000® Index	9.03%	23.81%	13.86%	12.66%
Russell 2000® Index	9.64%	11.54%	7.40%	7.55%

The Fund continues to use the Russell 2000® Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph and table above are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

What did the Fund invest in?

The Fund primarily invested in dividend-paying common stocks issued by U.S. and foreign companies, with at least 30% allocated to international firms. The tables below reflect the investment makeup of the Fund as of December 31, 2024. Portfolio holdings are subject to change.

Fund Statistics (as of 12/31/24)

Total Net Assets	$31,235,341
# of Portfolio Holdings	94
Portfolio Turnover Rate	4.72%
Investment Advisory Fees Paid	$141,175
Weighted average market cap	$7.7 Billion
Weighted average market cap	$7.7 Billion

Sector Allocation (% of Net Assets)

Finance	26.4%
Industrial Services	11.7
Producer Manufacturing	11.2
Health Technology	7.0
Electronic Technology	4.8
Health Services	4.4
Process Industries	4.4
Commercial Services	3.8
Others	20.8
Cash and other net assets	5.5
Total	100.0%

Top 10 Equity (% of Net Assets)

EMCOR Group, Inc.	2.7%
KBR, Inc.	2.0
Monolithic Power Systems, Inc.	2.0
Argan, Inc.	2.0
Northern Oil & Gas, Inc.	1.9
TechnipFMC, PLC	1.8
Globant SA	1.8
Stifel Financial Corp.	1.8
Kodiak Gas Services, Inc.	1.7
Chord Energy Corp.	1.7

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class I - SSCDX

Sit Small Cap Dividend Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Class S - SDFSX

Sit Small Cap Dividend Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Sit Small Cap Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Dividend Growth Fund - Class S	$60	1.15%

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Sit Small Cap Dividend Growth Fund - Class S	Russell 3000® Index	Russell 2000® Index
12/15	9,331	9,870	9,163
12/16	11,226	11,127	11,116
12/17	12,733	13,478	12,744
12/18	10,532	12,772	11,340
12/19	13,344	16,734	14,235
12/20	15,479	20,229	17,076
12/21	19,081	25,420	19,607
12/22	15,770	20,537	15,600
12/23	18,169	25,868	18,241
12/24	20,944	32,027	20,345

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	Since Inception 3/31/2015
Sit Small Cap Dividend Growth Fund - Class S	6.51%	15.27%	9.44%	7.87%
Russell 3000® Index	9.03%	23.81%	13.86%	12.66%
Russell 2000® Index	9.64%	11.54%	7.40%	7.55%

The Fund continues to use the Russell 2000® Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph and table above are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

What did the Fund invest in?

The Fund primarily invested in dividend-paying common stocks issued by U.S. and foreign companies, with at least 30% allocated to international firms. The tables below reflect the investment makeup of the Fund as of December 31, 2024. Portfolio holdings are subject to change.

Fund Statistics (as of 12/31/24)

Total Net Assets	$31,235,341
# of Portfolio Holdings	94
Portfolio Turnover Rate	4.72%
Investment Advisory Fees Paid	$141,175
Weighted average market cap	$7.7 Billion
Weighted average market cap	$7.7 Billion

Sector Allocation (% of Net Assets)

Finance	26.4%
Industrial Services	11.7
Producer Manufacturing	11.2
Health Technology	7.0
Electronic Technology	4.8
Health Services	4.4
Process Industries	4.4
Commercial Services	3.8
Others	20.8
Cash and other net assets	5.5
Total	100.0%

Top 10 Equity (% of Net Assets)

EMCOR Group, Inc.	2.7%
KBR, Inc.	2.0
Monolithic Power Systems, Inc.	2.0
Argan, Inc.	2.0
Northern Oil & Gas, Inc.	1.9
TechnipFMC, PLC	1.8
Globant SA	1.8
Stifel Financial Corp.	1.8
Kodiak Gas Services, Inc.	1.7
Chord Energy Corp.	1.7

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class S - SDFSX

Sit Small Cap Dividend Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

SSMGX

Sit Small Cap Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Sit Small Cap Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Growth Fund	$77	1.50%

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Sit Small Cap Growth Fund	Russell 3000® Index	Russell 2000® Growth Index
12/14	$10,000	$10,000	$10,000
12/15	9,734	10,048	9,862
12/16	10,080	11,327	10,978
12/17	11,663	13,721	13,411
12/18	10,414	13,002	12,163
12/19	13,452	17,035	15,628
12/20	18,285	20,593	21,040
12/21	21,254	25,877	21,636
12/22	15,823	20,907	15,933
12/23	18,486	26,334	18,906
12/24	20,977	32,604	21,772

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit Small Cap Growth Fund	4.78%	13.48%	9.29%	7.69%
Russell 3000® Index	9.03%	23.81%	13.86%	12.55%
Russell 2000® Growth Index	10.26%	15.15%	6.86%	8.09%

The Fund continues to use the Russell 2000® Growth Index as an additional benchmark.

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph and table above are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

What did the Fund invest in?

The Fund focused on common stocks of domestic small companies with market capitalizations up to $3 billion or matching the largest Russell 2000® Index company. The tables below reflect the investment makeup of the Fund as of December 31, 2024. Portfolio holdings are subject to change.

Fund Statistics (as of 12/31/24)

Total Net Assets	$117,068,439
# of Portfolio Holdings	86
Portfolio Turnover Rate	4.55%
Investment Advisory Fees Paid	$906,204
Weighted average market cap	$17.1 Billion

Sector Allocation (% of Net Assets)

Health Technology	13.6%
Technology Services	12.8
Industrial Services	12.0
Producer Manufacturing	11.8
Electronic Technology	11.5
Finance	6.8
Non-Energy Minerals	4.8
Commercial Services	4.5
Health Services	4.5
Others	16.1
Cash and other net assets	1.6
Total	100.0%

Top 10 Equity (% of Net Assets)

Arista Networks, Inc.	4.6%
EMCOR Group, Inc.	3.1
Monolithic Power Systems, Inc.	2.6
Altair Engineering, Inc.	2.4
PTC, Inc.	2.4
Eagle Materials, Inc.	2.2
Globant SA	2.1
Waste Connections, Inc.	2.1
Argan, Inc.	1.9
TFI International, Inc.	1.9

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

SSMGX

Sit Small Cap Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

SNGRX

Sit International Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Sit International Growth Fund for the period of July 1, 2024 to December 31, 2024.  You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit International Growth Fund	$43	0.85%

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Sit International Growth Fund	MSCI EAFE Index
12/14	$10,000	$10,000
12/15	10,486	9,919
12/16	9,788	10,018
12/17	12,139	12,526
12/18	10,164	10,798
12/19	12,824	13,176
12/20	15,213	14,205
12/21	17,019	15,805
12/22	13,270	13,521
12/23	15,919	15,987
12/24	16,803	16,598

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit International Growth Fund	2.19%	5.56%	5.55%	5.33%
MSCI EAFE Index	-1.44%	3.82%	4.73%	5.20%

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph and table above are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

What did the Fund invest in?

The Fund primarily invested in common stocks of companies outside the United States, targeting regions with positive economic trends, earnings outlook, and market liquidity. The tables below reflect the investment makeup of the Fund as of December 31, 2024. Portfolio holdings are subject to change.

Fund Statistics (as of 12/31/24)

Total Net Assets	$27,821,144
# of Portfolio Holdings	76
Portfolio Turnover Rate	2.60%
Investment Advisory Fees Paid	$122,052
Weighted average market cap	$178.8 Billion

Top 10 Equity (% of Net Assets)

Broadcom, Inc.	8.6%
Schneider Electric SE	3.6
Recruit Holdings Co., Ltd.	2.8
Shell, PLC, ADR	2.8
Sony Group Corp., ADR	2.7
ASML Holding NV	2.6
BAE Systems, PLC	2.5
Allianz SE	2.5
AstraZeneca, PLC, ADR	2.4
Partners Group Holding AG	2.4

Sector Allocation (% of Net Assets)

Finance	16.9%
Electronic Technology	15.6
Producer Manufacturing	12.1
Health Technology	10.5
Technology Services	9.1
Consumer Non-Durables	6.8
Consumer Services	5.2
Consumer Durables	3.5
Non-Energy Minerals	3.3
Others	15.5
Cash and other net assets	1.5
Total	100.0%

Country Allocation (% of Net Assets)

United Kingdom	19.4%
United States	10.1
France	9.4
Japan	8.7
Germany	7.6
Switzerland	7.5
Australia	5.0
Canada	4.8
Netherlands	3.8
Singapore	3.3
Others	18.9
Cash and other net assets	1.5
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

SNGRX

Sit International Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

SDMGX

Sit Developing Markets Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Sit Developing Markets Growth Fund for the period of July 1, 2024 to December 31, 2024.  You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Developing Markets Growth Fund	$49	0.95%

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Sit Developing Markets Growth Fund	MSCI Emerging Markets Index
12/14	$10,000	$10,000
12/15	8,412	8,304
12/16	8,714	9,017
12/17	12,481	12,114
12/18	10,640	10,098
12/19	12,743	11,656
12/20	15,692	13,503
12/21	14,301	12,883
12/22	11,844	10,001
12/23	12,712	10,705
12/24	14,444	11,246

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit Developing Markets Growth Fund	5.10%	13.62%	2.54%	3.75%
MSCI Emerging Markets Index	-0.99%	5.05%	-0.71%	1.18%

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph and table above are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

What did the Fund invest in?

The Fund primarily invested in common stocks of companies domiciled in developing markets. The tables below reflect the investment makeup of the Fund as of December 31, 2024. Portfolio holdings are subject to change.

Fund Statistics (as of 12/31/24)

Total Net Assets	$9,156,786
# of Portfolio Holdings	47
Portfolio Turnover Rate	1.57%
Investment Advisory Fees Paid	$44,760
Weighted average market cap	$284.1 Billion

Top 10 Equity (% of Net Assets)

Taiwan Semiconductor Co.	13.4%
Broadcom, Inc.	9.0
iShares MSCI India ETF	5.7
Tencent Holdings, Ltd.	4.8
Samsung Electronics Co., Ltd.	4.3
DBS Group Holdings, Ltd.	4.2
Naspers, Ltd.	3.4
HDFC Bank, Ltd., ADR	3.1
Globant SA	2.8
Trip.com Group, Ltd., ADR	2.5

Sector Allocation (% of Net Assets)

Electronic Technology	32.7%
Finance	19.7
Technology Services	14.8
Consumer Services	6.2
Retail Trade	6.1
Investment Companies	5.6
Non-Energy Minerals	3.3
Consumer Non-Durables	2.6
Producer Manufacturing	2.2
Others	6.1
Cash and other net assets	0.7
Total	100.0%

Country Allocation (% of Net Assets)

China/Hong Kong	20.8%
Taiwan	17.5
India	9.4
Singapore	9.0
United States	9.0
South Korea	8.1
South Africa	6.8
Argentina	3.8
Peru	2.4
Australia	2.1
Others	10.4
Cash and other net assets	0.7
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

SDMGX

Sit Developing Markets Growth Fund

Semi-Annual Shareholder Report

December 31, 2024

Item 2:	Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The Registrant has not made any amendment to its code of ethics during the period covered by this report which must be described herein pursuant to Item 2. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s code of ethics is available without charge upon request by calling the Registrant at 612-332-3223 or 1-800-332-5580, or by mail at Sit Mutual Funds, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Item 3:	Audit Committee Financial Expert.

Not applicable. The information required by this Item 3 is only required in an annual report on Form N-CSR. This is the Registrant’s semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable. The information required by this Item 4 is only required in an annual report on Form N-CSR. This is the Registrant’s semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6:	Investments.

The schedule of investments is included as part of the material filed under Item 7 of this Form.

(b) Not applicable.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Other Information December 31, 2024 Balanced Fund Dividend Growth Fund Global Dividend Growth Fund Large Cap Growth Fund ESG Growth Fund Mid Cap Growth Fund Small Cap Dividend Growth Fund Small Cap Growth Fund International Growth Fund Developing Markets Growth Fund Sit Mutual Funds

Sit Stock Funds FINANCIAL STATEMENTS AND OTHER INFORMATION TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Balanced Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 64.2%

Consumer Non-Durables - 1.4%
Constellation Brands, Inc.	2,250	497,250
Mondelez International, Inc.	3,400	203,082
PepsiCo, Inc.	1,825	277,510

		977,842

Consumer Services - 1.9%
McDonald’s Corp.	1,450	420,340
Visa, Inc.	2,800	884,912

		1,305,252

Electronic Technology - 18.0%
Apple, Inc.	13,475	3,374,409
Applied Materials, Inc.	2,600	422,838
Arista Networks, Inc. *	3,060	338,222
Broadcom, Inc.	11,400	2,642,976
NVIDIA Corp.	35,150	4,720,294
Palo Alto Networks, Inc. *	4,320	786,067
Vertiv Holdings Co.	1,225	139,172

		12,423,978

Energy Minerals - 1.0%
ConocoPhillips	5,775	572,707
Shell, PLC, ADR	2,400	150,360

		723,067

Finance - 3.8%
Ameriprise Financial, Inc.	1,150	612,294
Chubb, Ltd.	1,400	386,820
Goldman Sachs Group, Inc.	1,600	916,192
JPMorgan Chase & Co.	2,925	701,152

		2,616,458

Health Services - 1.7%
Quest Diagnostics, Inc.	1,475	222,518
UnitedHealth Group, Inc.	1,900	961,134

		1,183,652

Health Technology - 4.2%
Abbott Laboratories	3,550	401,540
AbbVie, Inc.	1,750	310,975
Dexcom, Inc. *	5,260	409,070
Eli Lilly & Co.	720	555,840
Intuitive Surgical, Inc. *	775	404,519
Novo Nordisk A/S, ADR	1,550	133,331
Thermo Fisher Scientific, Inc.	1,040	541,039
Zimmer Biomet Holdings, Inc.	650	68,660

		2,824,974

Industrial Services - 0.8%
Cheniere Energy, Inc.	2,400	515,688

Process Industries - 1.2%
Linde, PLC	1,225	512,871
Sherwin-Williams Co.	1,000	339,930

		852,801

Producer Manufacturing - 4.6%
Eaton Corp., PLC	800	265,496
General Dynamics Corp.	700	184,443
Honeywell International, Inc.	1,450	327,541

Name of Issuer	Quantity	Fair Value ($)

Motorola Solutions, Inc.	1,400	647,122
Northrop Grumman Corp.	375	175,984
Parker-Hannifin Corp.	625	397,519
Safran SA, ADR	11,550	629,475
Siemens AG, ADR	5,175	500,319

		3,127,899

Retail Trade - 6.6%
Amazon.com, Inc. *	9,700	2,128,083
Home Depot, Inc.	1,825	709,907
Lululemon Athletica, Inc. *	885	338,433
Netflix, Inc. *	460	410,007
TJX Cos., Inc.	5,100	616,131
Ulta Beauty, Inc. *	795	345,769

		4,548,330

Technology Services - 17.2%
Accenture, PLC	2,025	712,375
Adobe, Inc. *	1,060	471,361
Alphabet, Inc. - Class A	12,400	2,347,320
Alphabet, Inc. - Class C	4,100	780,804
Autodesk, Inc. *	1,275	376,852
Dynatrace, Inc. *	4,250	230,987
Intuit, Inc.	1,200	754,200
Meta Platforms, Inc.	2,000	1,171,020
Microsoft Corp.	7,475	3,150,712
Salesforce, Inc.	3,650	1,220,305
ServiceNow, Inc. *	560	593,667

		11,809,603

Transportation - 1.4%
FedEx Corp.	1,775	499,361
Union Pacific Corp.	2,050	467,482

		966,843

Utilities - 0.4%
NextEra Energy, Inc.	4,140	296,797

Total Common Stocks (cost: $18,002,440)		44,173,184

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bonds – 31.0%

Asset-Backed Securities - 0.1%

Small Business Administration
2008-20A 1, 5.17%, 1/1/28	7,301	7,303

Towd Point Mortgage Trust
2020-MH1 A1A, 2.18%, 2/25/60 [1,4]	41,400	40,127

		47,430

Collateralized Mortgage Obligations - 6.1%

Chase Home Lending Mortgage Trust:
2024-9 A4, 5.50%, 9/25/55 [1,4]	177,408	175,863
2023-1 A2, 6.00%, 6/25/54 [1,4]	133,918	133,614

Chase Home Lending Mortgage Trust Series:
2024-1 A8A, 6.00%, 1/25/55 [1,4]	200,000	197,401
2024-2 A8A, 6.00%, 2/25/55 [1,4]	200,000	197,512

See accompanying notes to financial statements.

2	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Fair Value ($)

2024-3 A8, 6.00%, 2/25/55 1, [4]	100,000	99,547
2024-4 A8, 6.00%, 3/25/55 1, [4]	200,000	199,932

Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	15,608	13,419
2004-T1 1A1, 6.00%, 1/25/44	11,796	12,018
1999-17 C, 6.35%, 4/25/29	2,889	2,910
2001-82 ZA, 6.50%, 1/25/32	4,985	5,035
2009-30 AG, 6.50%, 5/25/39	20,962	21,955
2004-T1 1A2, 6.50%, 1/25/44	238,778	242,471
2004-W9 2A1, 6.50%, 2/25/44	20,656	20,889
2004-T3 1A3, 7.00%, 2/25/44	4,393	4,511

Freddie Mac:
5280 A, 3.50%, 1/25/50	134,646	124,134
4812 CZ, 4.00%, 5/15/48	143,352	132,016
4293 BA, 5.19%, 10/15/47 [1]	5,558	5,545
2122 ZE, 6.00%, 2/15/29	15,394	15,588
2126 C, 6.00%, 2/15/29	10,507	10,613
2480 Z, 6.00%, 8/15/32	13,886	14,064
2485 WG, 6.00%, 8/15/32	14,950	15,367
2575 QE, 6.00%, 2/15/33	122,053	125,423
2980 QA, 6.00%, 5/15/35	7,223	7,473
5354 AB, 6.00%, 5/25/49	137,165	140,160
2357 ZJ, 6.50%, 9/15/31	12,572	12,873
4520 HM, 6.50%, 8/15/45	10,825	11,568
3704 CT, 7.00%, 12/15/36	6,357	6,662

Government National Mortgage Association:
2021-86 WB, 4.75%, 5/20/51 [1]	124,442	117,404
2021-104 HT, 5.50%, 6/20/51	158,852	157,616
2021-27 AW, 5.88%, 2/20/51 [1]	170,253	170,888
2018-147 AM, 7.00%, 10/20/48	19,720	20,263
2018-160 DA, 7.00%, 11/20/48	18,518	18,994
2015-80 BA, 7.00%, 6/20/45 [1]	4,419	4,640
2013-133 KQ, 7.31%, 8/20/38 [1]	9,501	9,992
2005-74 HA, 7.50%, 9/16/35	108	109

JP Morgan Mortgage Trust:
2021-6 A4, 2.50%, 10/25/51 1, [4]	262,448	230,500
2021-13 A4, 2.50%, 4/25/52 1, [4]	232,593	203,811
2021-6 A12, 5.00%, 10/25/51 1, [4]	259,731	246,598
2023-6 A2, 6.00%, 12/26/53 1, [4]	119,768	119,497
2023-10 A8, 6.00%, 5/25/54 1, [4]	150,000	149,663
2024-1 A8, 6.00%, 6/25/54 1, [4]	200,000	197,819
2024-2 A8A, 6.00%, 8/25/54 1, [4]	125,000	123,833
2024-4 A8A, 6.00%, 10/25/54 1, [4]	200,000	200,544
2024-5 A8, 6.00%, 11/25/54 [1,4]	200,000	199,632

New Residential Mortgage Loan Trust:
2018-3A A1, 4.50%, 5/25/58 [1,4]	28,330	27,355

Sequoia Mortgage Trust:
2020-4 A5, 2.50%, 11/25/50 [1,4]	36,172	32,971

Vendee Mortgage Trust:
2008-1 B, 5.73%, 3/15/25 [1]	4,701	4,749

Wells Fargo Mortgaged Backed Securities Trust:
2020-5 A3, 2.50%, 9/25/50 [1,4]	30,599	27,727

		4,213,168

Corporate Bonds - 5.1%
American Tower Trust, 5.49%, 3/15/28 [4]	150,000	151,441

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bank of New York Mellon Corp., 6.47%, 10/25/34 [1]	175,000	189,060
Charles Stark Draper Lab., Inc., 4.39%, 9/1/48	100,000	84,789
CVS Pass-Through Trust, 7.51%, 1/10/32 [4]	123,103	129,611
DTE Electric Securitization Funding II, LLC, 6.09%, 9/1/37	100,000	106,236
Duke Energy Florida, LLC, 2.86%, 3/1/33	120,000	104,274
Duke Energy Progress SC Storm Funding, LLC, 5.40%, 3/1/44	75,000	74,808
Entergy Louisiana, LLC, 4.95%, 1/15/45	200,000	177,768
Evergy Kansas Central, Inc., 5.90%, 11/15/33	175,000	180,885
Evergy Missouri West Storm Funding I, LLC, 5.10%, 12/1/38	96,521	95,831
Fairfax Financial Holdings, 6.00%, 12/7/33	225,000	231,927
First Citizens BancShares, Inc. (Subordinated), 3.38%, 3/15/30 [1]	125,000	124,259
GATX Corp., 6.90%, 5/1/34	175,000	191,866
Halliburton Co., 7.60%, 8/15/96 [4]	75,000	87,092
JPMorgan Chase & Co., 4.59%, 4/26/33 [1]	50,000	47,983
KeyCorp, 2.55%, 10/1/29	250,000	222,351
L3Harris Technologies, Inc., 5.50%, 8/15/54	50,000	48,103
Leidos, Inc., 7.13%, 7/1/32	50,000	54,631
Louisville Gas & Electric Co., 5.45%, 4/15/33	50,000	50,556
Northern Trust Corp. (Subordinated), 3.38%, 5/8/32 [1]	250,000	239,899
Regions Financial Corp., 5.72%, 6/6/30 [1]	225,000	228,076
SBA Tower Trust, 6.60%, 1/15/28 [4]	175,000	179,467
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	100,000	98,284
State Street Corp., 5.16%, 5/18/34 [1]	175,000	173,808
Union Electric Co., 4.00%, 4/1/48	275,000	213,841

		3,486,846

Federal Home Loan Mortgage Corporation - 1.2%
4.00%, 1/1/53	249,243	228,026
4.00%, 11/1/54	248,859	227,537
4.50%, 11/1/54	238,661	224,456
7.50%, 10/1/38	80,133	85,193
8.50%, 5/1/31	26,722	27,544

		792,756

Federal National Mortgage Association - 2.2%
4.00%, 4/1/54	168,760	154,341
4.00%, 9/1/54	173,099	158,309
4.00%, 11/1/54	248,184	226,979
4.50%, 7/1/52	295,368	277,938
4.50%, 9/1/52	298,699	281,417
5.00%, 1/1/30	105,758	105,926
5.50%, 8/1/56	142,131	144,482
6.00%, 7/1/41	109,590	113,496
6.50%, 9/1/27	8,758	8,944
7.00%, 1/1/32	3,847	3,864
7.00%, 3/1/33	6,038	6,208
7.00%, 12/1/38	3,695	3,774
8.25%, 7/15/26	155	155

		1,485,833

Government National Mortgage Association - 1.2%
3.50%, 2/20/52	239,371	213,932
4.00%, 9/20/52	219,462	199,444
4.50%, 8/20/64	172,198	160,821

See accompanying notes to financial statements.

DECEMBER 31, 2024	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

5.00%, 5/20/48	20,297	19,940
5.50%, 9/20/52	77,282	76,295
5.50%, 8/20/62	158,994	156,664
6.50%, 11/20/38	8,315	8,510
7.00%, 11/20/27	2,337	2,393
7.00%, 9/20/29	9,018	9,243
7.00%, 9/20/38	4,857	4,992
7.50%, 4/20/32	6,306	6,403

		858,637

Taxable Municipal Securities - 6.1%
City of Dallas G.O., 5.61%, 2/15/30	250,000	255,513
City of New York G.O., 5.99%, 12/1/36	200,000	204,580
CO Health Facs. Auth., 3.13%, 5/15/27	250,000	231,950
Colorado Edu. & Cultural Fac. Auth., 3.97%, 3/1/56	205,000	155,769
County of Vermillion Rev., 4.90%, 8/1/32	250,000	247,085
Coventry Local Sch. Dist., 2.20%, 11/1/29	200,000	177,106
IA Fin. Auth. Rev., 5.38%, 7/1/39	200,000	194,576
LaGrange Co. Regional Utility Dist., 2.98%, 1/1/40	230,000	179,172
MA Hsg. Fin. Agy., 5.11%, 6/1/30	250,000	252,648
Maricopa Co. Industrial Dev. Auth., 3.50%, 7/1/44 [4]	100,000	80,099

Massachusetts Edu. Auth.:
4.41%, 7/1/34	15,000	14,473
4.95%, 7/1/38	170,000	160,975
5.95%, 7/1/44	150,000	147,313
MN Hsg. Fin. Agy.:
2.31%, 1/1/27	135,000	129,533
4.86%, 2/1/31	225,000	223,047
Public Fin. Auth., 4.23%, 7/1/32	105,000	99,288
State of Connecticut G.O., 5.30%, 10/1/29	220,000	222,970
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	115,000	110,933
Utah Charter Sch. Fin. Auth., 2.40%, 10/15/27	205,000	191,730
VA Hsg. Dev. Auth., 2.21%, 11/1/30	250,000	217,330
VT Hsg. Fin. Agy., 6.25%, 11/1/54	200,000	205,706
WV Hsg. Dev. Fund Rev.:
5.45%, 5/1/34	250,000	250,200
6.00%, 5/1/30	250,000	263,755

		4,215,751

Name of Issuer	Principal Amount ($)	Fair Value ($)

U.S. Treasury / Federal Agency Securities - 9.0%

U.S. Treasury - 9.0%

U.S. Treasury Bonds:
3.63%, 2/15/53	100,000	81,387
4.25%, 2/15/54	300,000	274,148
4.25%, 8/15/54	150,000	137,227
4.50%, 11/15/54	550,000	525,336
4.63%, 5/15/54	225,000	218,988
4.75%, 11/15/53	1,150,000	1,139,578

U.S. Treasury Notes:
3.50%, 9/30/29	500,000	481,035
3.88%, 8/15/34	1,950,000	1,844,273
4.00%, 1/31/29	575,000	567,049
4.13%, 3/31/29	300,000	297,012
4.25%, 6/30/29	175,000	174,009
4.25%, 11/15/34	200,000	194,844
4.38%, 5/15/34	75,000	73,863
4.50%, 11/15/33	200,000	199,125

		6,207,874

Total Bonds (cost $22,231,940)		21,308,295

Name of Issuer	Quantity	Fair Value ($)

Investment Companies 3.1%
Angel Oak Financial Strategies Income Trust	18,200	231,140
BlackRock Enhanced Government Fund	4,174	40,529
BlackRock Taxable Municipal Bond Trust	14,771	238,108
BNY Mellon Municipal Income, Inc.	1,900	13,490
DoubleLine Opportunistic Credit Fund	4,400	68,200
DWS Municipal Income Trust	23,200	219,240
Eaton Vance California Municipal Bond Fund	2,000	18,340
Eaton Vance New York Municipal Bond Fund	1,100	10,483
First Trust Mortgage Income Fund	8,500	101,894
Invesco PA Value Municipal Income Trust	1,285	13,223
John Hancock Income Securities Trust	5,000	55,975
MFS Intermediate Income Trust	81,100	215,726
Nuveen Multi-Market Income Fund	17,353	104,986
Nuveen NJ Quality Muni Income Fund	300	3,651
Nuveen PA Quality Muni Income Fund	3,800	42,484
Nuveen Quality Municipal Income Fund	11,000	128,260
Nuveen Taxable Municipal Income Fund	7,867	117,848
Putnam Master Intermediate Income Trust	61,000	198,860
Putnam Premier Income Trust	66,592	237,067
TCW Strategic Income Fund, Inc.	18,000	86,580
Western Asset Intermediate Muni Fund, Inc.	2,000	15,480

Total Investment Companies (cost: $2,267,740)		2,161,564

See accompanying notes to financial statements.

4	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 1.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.42% (cost $1,068,235)	1,068,235	1,068,235

Total Investments in Securities - 99.9% (cost $43,570,355)		68,711,278

Other Assets and Liabilities, net - 0.1%		87,259

Net Assets - 100.0%		$68,798,537

*	Non-income producing security.
[1]

Variable rate security. Rate disclosed is as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of December 31, 2024 was $3,529,940 and represented 5.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	44,173,184	—	—	44,173,184
Asset-Backed Securities	—	47,430	—	47,430
Collateralized Mortgage Obligations	—	4,213,168	—	4,213,168
Corporate Bonds	—	3,486,846	—	3,486,846
Federal Home Loan Mortgage Corporation	—	792,756	—	792,756
Federal National Mortgage Association	—	1,485,833	—	1,485,833
Government National Mortgage Association	—	858,637	—	858,637
Taxable Municipal Securities	—	4,215,751	—	4,215,751
U.S. Treasury / Federal Agency Securities	—	6,207,874	—	6,207,874
Investment Companies	2,161,564	—	—	2,161,564
Short-Term Securities	1,068,235	—	—	1,068,235

Total:	47,402,983	21,308,295	—	68,711,278

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

DECEMBER 31, 2024	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.3%

Commercial Services - 1.6%
Booz Allen Hamilton Holding Corp.	12,025	1,547,618
S&P Global, Inc.	4,800	2,390,544

		3,938,162

Communications - 1.3%
Verizon Communications, Inc.	75,150	3,005,248

Consumer Non-Durables - 3.1%
PepsiCo, Inc.	21,875	3,326,313
Procter & Gamble Co.	24,725	4,145,146

		7,471,459

Consumer Services - 2.3%
McDonald’s Corp.	9,075	2,630,752
Visa, Inc.	8,760	2,768,510

		5,399,262

Electronic Technology - 20.2%
Apple, Inc.	56,780	14,218,847
Applied Materials, Inc.	7,200	1,170,936
Broadcom, Inc.	42,700	9,899,568
Cisco Systems, Inc.	35,775	2,117,880
Dell Technologies, Inc.	15,925	1,835,197
Garmin, Ltd.	9,580	1,975,971
International Business Machines Corp.	11,100	2,440,113
Micron Technology, Inc.	22,325	1,878,872
NVIDIA Corp.	60,275	8,094,330
Qualcomm, Inc.	8,150	1,252,003
TE Connectivity, PLC	23,225	3,320,478

		48,204,195

Energy Minerals - 3.1%
ConocoPhillips	35,175	3,488,305
Exxon Mobil Corp.	37,500	4,033,875

		7,522,180

Finance - 14.7%
American International Group, Inc.	40,200	2,926,560
Axis Capital Holdings, Ltd.	21,780	1,930,144
Bank of America Corp.	43,125	1,895,344
Bank of New York Mellon Corp.	23,725	1,822,792
CareTrust REIT, Inc.	71,975	1,946,924
Carlyle Group, Inc.	35,600	1,797,444
Citigroup, Inc.	39,975	2,813,840
Fifth Third Bancorp	69,000	2,917,320
Goldman Sachs Group, Inc.	4,600	2,634,052
Intercontinental Exchange, Inc.	15,640	2,330,516
JPMorgan Chase & Co.	15,870	3,804,198
MetLife, Inc.	18,425	1,508,639
Realty Income Corp.	35,500	1,896,055
Reinsurance Group of America, Inc.	11,975	2,558,219
US Bancorp	48,040	2,297,753

		35,079,800

Health Services - 4.3%
Cardinal Health, Inc.	29,600	3,500,792
Quest Diagnostics, Inc.	21,425	3,232,175
UnitedHealth Group, Inc.	7,075	3,578,960

		10,311,927

Name of Issuer	Quantity	Fair Value ($)

Health Technology - 10.2%
Abbott Laboratories	23,925	2,706,157
AbbVie, Inc.	20,525	3,647,292
Agilent Technologies, Inc.	15,925	2,139,365
AstraZeneca, PLC, ADR	32,100	2,103,192
Eli Lilly & Co.	4,315	3,331,180
Johnson & Johnson	19,875	2,874,322
Medtronic, PLC	27,250	2,176,730
Merck & Co., Inc.	32,475	3,230,613
Zimmer Biomet Holdings, Inc.	20,600	2,175,978

		24,384,829

Industrial Services - 2.6%
Waste Management, Inc.	12,725	2,567,778
Williams Cos., Inc.	68,375	3,700,455

		6,268,233

Producer Manufacturing - 7.4%
Donaldson Co., Inc.	31,650	2,131,628
Eaton Corp., PLC	9,225	3,061,501
Emerson Electric Co.	24,325	3,014,597
General Dynamics Corp.	4,650	1,225,228
Honeywell International, Inc.	10,755	2,429,447
Parker-Hannifin Corp.	2,345	1,491,490
RTX Corp.	23,250	2,690,490
Xylem, Inc.	15,000	1,740,300

		17,784,681

Retail Trade - 4.9%
Amazon.com, Inc. *	19,550	4,289,075
eBay, Inc.	27,375	1,695,881
Home Depot, Inc.	7,500	2,917,425
TJX Cos., Inc.	22,475	2,715,205

		11,617,586

Technology Services - 14.9%
Accenture, PLC	9,650	3,394,774
Adobe, Inc. *	4,725	2,101,113
Alphabet, Inc. - Class A	20,875	3,951,637
Intuit, Inc.	3,000	1,885,500
Meta Platforms, Inc.	6,000	3,513,060
Microsoft Corp.	37,125	15,648,187
Oracle Corp.	19,875	3,311,970
Salesforce, Inc.	5,550	1,855,532

		35,661,773

Transportation - 3.2%
CH Robinson Worldwide, Inc.	24,625	2,544,255
CSX Corp.	98,275	3,171,334
FedEx Corp.	6,985	1,965,090

		7,680,679

Utilities - 5.5%
DTE Energy Co.	19,875	2,399,906
NextEra Energy, Inc.	25,850	1,853,187
NiSource, Inc.	92,215	3,389,823
PPL Corp.	105,050	3,409,923
Public Service Enterprise Group, Inc.	23,850	2,015,087

		13,067,926

Total Common Stocks (cost: $174,298,251)		237,397,940

See accompanying notes to financial statements.

6	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 0.7%

Fidelity Inst. Money Mkt. Gvt. Fund, 4.42% (cost $1,617,199)	1,617,199	1,617,199

Total Investments in Securities - 100.0% (cost $175,915,450)		239,015,139

Other Assets and Liabilities, net - 0.0%		103,556

Net Assets - 100.0%		$239,118,695

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	237,397,940	—	—	237,397,940
Short-Term Securities	1,617,199	—	—	1,617,199

Total:	239,015,139	—	—	239,015,139

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

DECEMBER 31, 2024	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Global Dividend Growth Fund

Investments are grouped by geographic region

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.3%

Asia - 4.9%

Australia - 2.5%
Atlassian Corp. *	3,445	838,444
Macquarie Group, Ltd.	3,810	522,695

		1,361,139

Japan - 1.4%
Recruit Holdings Co., Ltd.	10,600	738,427

Singapore - 1.0%
Singapore Technologies Engineering, Ltd.	155,000	528,906

Europe - 30.0%

Belgium - 0.4%
D’ieteren Group	1,275	212,238

Denmark - 0.6%
Novo Nordisk A/S, ADR	3,925	337,629

France - 0.8%
Safran SA, ADR	7,520	409,840

Germany - 5.3%
Allianz SE, ADR	34,190	1,044,163
Infineon Technologies AG	6,275	204,230
Muenchener Rueckversicherungs AG	1,470	741,714
Siemens AG	4,250	825,169

		2,815,276

Ireland - 4.8%
Accenture, PLC	3,285	1,155,630
Linde, PLC	1,445	604,978
Trane Technologies, PLC	2,125	784,869

		2,545,477

Spain - 1.5%
Iberdrola SA	59,010	812,969

Switzerland - 4.8%
Chubb, Ltd.	2,290	632,727
Lonza Group AG	930	548,820
Nestle SA	4,885	402,568
Partners Group Holding AG	705	953,290

		2,537,405

United Kingdom - 11.8%
AstraZeneca, PLC, ADR	15,040	985,421
BAE Systems, PLC	63,905	918,831
Compass Group, PLC	14,170	472,223
Diageo, PLC, ADR	4,125	524,411
London Stock Exchange Group, PLC	6,715	948,674
Man Group, PLC	216,290	580,538
RELX, PLC	14,120	639,458
Shell, PLC, ADR	20,055	1,256,446

		6,326,002

North America - 62.4%

United States - 62.4%
Abbott Laboratories	7,230	817,785
AbbVie, Inc.	750	133,275
Alphabet, Inc. - Class A	8,790	1,663,947

Name of Issuer	Quantity	Fair Value ($)

Apple, Inc.	18,220	4,562,652
Applied Materials, Inc.	7,985	1,298,601
Arthur J Gallagher & Co.	3,685	1,045,987
Broadcom, Inc.	17,850	4,138,344
Cheniere Energy, Inc.	2,830	608,082
ConocoPhillips	4,025	399,159
Constellation Brands, Inc.	2,690	594,490
FedEx Corp.	1,900	534,527
Goldman Sachs Group, Inc.	1,370	784,489
Home Depot, Inc.	2,490	968,585
Honeywell International, Inc.	3,130	707,036
JPMorgan Chase & Co.	7,180	1,721,118
Lockheed Martin Corp.	1,525	741,059
McDonald’s Corp.	1,820	527,600
Microsoft Corp.	10,475	4,415,213
Mondelez International, Inc.	6,940	414,526
NVIDIA Corp.	11,500	1,544,335
Otis Worldwide Corp.	3,785	350,529
PepsiCo, Inc.	4,765	724,566
Salesforce, Inc.	705	235,703
Sherwin-Williams Co.	1,835	623,772
Thermo Fisher Scientific, Inc.	1,145	595,663
Union Pacific Corp.	3,960	903,038
UnitedHealth Group, Inc.	1,930	976,310
Waste Management, Inc.	2,880	581,155
WEC Energy Group, Inc.	3,010	283,060
Williams Cos., Inc.	8,500	460,020

		33,354,626

Total Common Stocks (cost: $22,004,817)		51,979,934

Short-Term Securities - 2.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.42% (cost $1,398,246)	1,398,246	1,398,246

Total Investments in Securities - 99.9% (cost $23,403,063)		53,378,180

Other Assets and Liabilities, net - 0.1%		79,754

Net Assets - 100.0%		$53,457,934

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

8	FINANCIAL STATEMENTS AND OTHER INFORMATION

A summary of the levels for the Fund’s investments as of December 31, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	1,361,139	—	—	1,361,139
Belgium	212,238	—	—	212,238
Denmark	337,629	—	—	337,629
France	409,840	—	—	409,840
Germany	2,815,276	—	—	2,815,276
Ireland	2,545,477	—	—	2,545,477
Japan	738,427	—	—	738,427
Singapore	528,906	—	—	528,906
Spain	812,969	—	—	812,969
Switzerland	2,537,405	—	—	2,537,405
United Kingdom	6,326,002	—	—	6,326,002
United States	33,354,626	—	—	33,354,626
Short-Term Securities	1,398,246	—	—	1,398,246
Total:	53,378,180	—	—	53,378,180

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

DECEMBER 31, 2024	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Large Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.0%

Consumer Durables - 0.6%
Sony Group Corp., ADR	66,000	1,396,560

Consumer Non-Durables - 2.0%
Constellation Brands, Inc.	7,425	1,640,925
Mondelez International, Inc.	12,850	767,531
NIKE, Inc.	9,050	684,813
PepsiCo, Inc.	10,000	1,520,600

		4,613,869

Consumer Services - 2.7%
McDonald’s Corp.	6,650	1,927,769
Visa, Inc.	13,650	4,313,946

		6,241,715

Electronic Technology - 29.7%
Apple, Inc.	104,575	26,187,671
Applied Materials, Inc.	22,175	3,606,320
Arista Networks, Inc. *	15,000	1,657,950
Broadcom, Inc.	41,800	9,690,912
NVIDIA Corp.	173,100	23,245,599
Palo Alto Networks, Inc. *	18,450	3,357,162
Vertiv Holdings Co.	6,175	701,542

		68,447,156

Energy Minerals - 1.1%
ConocoPhillips	24,600	2,439,582

Finance - 2.4%
Chubb, Ltd.	5,050	1,395,315
Goldman Sachs Group, Inc.	5,150	2,948,993
JPMorgan Chase & Co.	4,900	1,174,579

		5,518,887

Health Services - 2.7%
Centene Corp. *	16,425	995,027
UnitedHealth Group, Inc.	10,125	5,121,832

		6,116,859

Health Technology - 5.9%
Abbott Laboratories	15,500	1,753,205
AbbVie, Inc.	2,975	528,658
Dexcom, Inc. *	22,000	1,710,940
Eli Lilly & Co.	5,160	3,983,520
Intuitive Surgical, Inc. *	3,800	1,983,448
Novo Nordisk A/S, ADR	7,600	653,752
Thermo Fisher Scientific, Inc.	5,250	2,731,207
Zimmer Biomet Holdings, Inc.	3,075	324,812

		13,669,542

Industrial Services - 1.3%
Cheniere Energy, Inc.	13,675	2,938,347

Non-Energy Minerals - 0.4%
Trex Co., Inc. *	13,800	952,614

Process Industries - 1.2%
Linde, PLC	2,650	1,109,476
Sherwin-Williams Co.	5,225	1,776,134

		2,885,610

Name of Issuer	Quantity	Fair Value ($)

Producer Manufacturing - 4.9%
BAE Systems, PLC, ADR	15,500	885,980
Eaton Corp., PLC	3,975	1,319,183
Emerson Electric Co.	9,800	1,214,514
General Dynamics Corp.	3,550	935,389
Honeywell International, Inc.	8,425	1,903,123
Northrop Grumman Corp.	1,875	879,919
Parker-Hannifin Corp.	3,150	2,003,495
Siemens AG, ADR	21,675	2,095,539

		11,237,142

Retail Trade - 10.5%
Amazon.com, Inc. *	63,000	13,821,570
Home Depot, Inc.	8,425	3,277,241
Lululemon Athletica, Inc. *	4,425	1,692,164
Netflix, Inc. *	2,300	2,050,036
TJX Cos., Inc.	18,075	2,183,641
Ulta Beauty, Inc. *	2,800	1,217,804

		24,242,456

Technology Services - 29.4%
Accenture, PLC	10,200	3,588,258
Adobe, Inc. *	6,250	2,779,250
Alphabet, Inc. - Class A	12,500	2,366,250
Alphabet, Inc. - Class C	73,500	13,997,340
Atlassian Corp. *	7,675	1,867,942
Autodesk, Inc. *	6,300	1,862,091
Intuit, Inc.	5,200	3,268,200
Meta Platforms, Inc.	11,750	6,879,742
Microsoft Corp.	55,000	23,182,500
Paycom Software, Inc.	2,500	512,425
salesforce.com, Inc.	15,225	5,090,174
ServiceNow, Inc. *	2,275	2,411,773

		67,805,945

Transportation - 1.8%
FedEx Corp.	7,575	2,131,075
Union Pacific Corp.	9,200	2,097,968

		4,229,043

Utilities - 0.4%
NextEra Energy, Inc.	13,100	939,139

Total Common Stocks (cost: $68,761,973)		223,674,466

Short-Term Securities - 2.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.42% (cost $6,709,812)	6,709,812	6,709,812

Total Investments in Securities - 99.9% (cost $75,471,785)		230,384,278

Other Assets and Liabilities, net - 0.1%		254,593

Net Assets - 100.0%		$230,638,871

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

See accompanying notes to financial statements.

10	FINANCIAL STATEMENTS AND OTHER INFORMATION

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	223,674,466	—	—	223,674,466
Short-Term Securities	6,709,812	—	—	6,709,812
Total:	230,384,278	—	—	230,384,278

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

DECEMBER 31, 2024	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit ESG Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.5%

Asia - 7.0%

Japan - 5.9%
Keyence Corp.	200	81,393
Recruit Holdings Co., Ltd.	3,100	215,955
Sony Group Corp., ADR	10,875	230,115
Terumo Corp.	8,800	169,453

		696,916

Singapore - 1.1%
Singapore Technologies Engineering, Ltd.	37,400	127,619

Europe - 31.0%

Denmark - 0.9%
Novo Nordisk A/S, ADR	1,275	109,675

France - 1.3%
Safran SA, ADR	2,750	149,875

Germany - 5.7%
Allianz SE, ADR	8,800	268,752
Deutsche Post AG	1,550	54,467
Infineon Technologies AG	1,225	39,870
Muenchener Rueckversicherungs AG	275	138,756
Siemens AG, ADR	1,775	171,607

		673,452

Ireland - 6.4%
Accenture, PLC	750	263,843
CRH, PLC	1,200	111,024
Medtronic, PLC	725	57,913
Trane Technologies, PLC	875	323,181

		755,961

Netherlands - 0.4%
ASML Holding NV	65	45,050

Spain - 1.9%
Iberdrola SA, ADR	4,050	223,317

Switzerland - 2.4%
Chubb, Ltd.	250	69,075
Lonza Group AG	185	109,174
Nestle SA, ADR	1,200	98,040

		276,289

United Kingdom - 12.0%
AstraZeneca, PLC, ADR	3,625	237,510
BAE Systems, PLC, ADR	3,200	182,912
Coca-Cola Europacific Partners, PLC	2,100	161,301
Compass Group, PLC	3,600	119,972
Diageo, PLC, ADR	785	99,797
Entain, PLC	10,225	87,966
Man Group, PLC	55,725	149,570
RELX, PLC, ADR	4,700	213,474
Rentokil Initial, PLC, ADR	2,375	60,135
Smith & Nephew, PLC	8,050	99,912

		1,412,549

Name of Issuer	Quantity	Fair Value ($)

North America - 58.5%

United States - 58.5%
AbbVie, Inc.	160	28,432
Adobe, Inc. *	450	200,106
AES Corp.	3,025	38,932
Alphabet, Inc. - Class A	2,500	473,250
Apple, Inc.	3,600	901,512
Broadcom, Inc.	1,250	289,800
Cheniere Energy, Inc.	775	166,524
Dexcom, Inc. *	1,080	83,992
Ecolab, Inc.	325	76,154
FedEx Corp.	375	105,499
Gilead Sciences, Inc.	1,190	109,920
Goldman Sachs Group, Inc.	600	343,572
Home Depot, Inc.	745	289,798
JPMorgan Chase & Co.	1,075	257,688
Lockheed Martin Corp.	275	133,633
Microsoft Corp.	2,000	843,000
NIKE, Inc.	850	64,319
NVIDIA Corp.	9,250	1,242,182
PepsiCo, Inc.	875	133,052
salesforce.com, Inc.	850	284,181
Starbucks Corp.	1,000	91,250
T Rowe Price Group, Inc.	475	53,718
TJX Cos., Inc.	1,380	166,718
UnitedHealth Group, Inc.	500	252,930
Visa, Inc.	475	150,119
Williams Cos., Inc.	1,800	97,416

		6,877,697

Total Common Stocks (cost: $5,383,461)		11,348,400

Short-Term Securities - 3.4%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.42% (cost $395,413)	395,413	395,413

Total Investments in Securities - 99.9% (cost $5,778,874)		11,743,813

Other Assets and Liabilities, net - 0.1%		8,694

Net Assets - 100.0%		$11,752,507

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

12	FINANCIAL STATEMENTS AND OTHER INFORMATION

A summary of the levels for the Fund’s investments as of December 31, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Prices ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks
Denmark	109,675	—	—	109,675
France	149,875	—	—	149,875
Germany	673,452	—	—	673,452
Ireland	755,961	—	—	755,961
Japan	696,916	—	—	696,916
Netherlands	45,050	—	—	45,050
Singapore	127,619	—	—	127,619
Spain	223,317	—	—	223,317
Switzerland	276,289	—	—	276,289
United Kingdom	1,412,549	—	—	1,412,549
United States	6,877,697	—	—	6,877,697
Short-Term Securities	395,413	—	—	395,413

Total:	11,743,813	—	—	11,743,813

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

DECEMBER 31, 2024	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Mid Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.4%

Commercial Services - 3.1%
ASGN, Inc. *	13,525	1,127,173
Booz Allen Hamilton Holding Corp.	27,550	3,545,685
Copart, Inc. *	32,000	1,836,480

		6,509,338

Consumer Durables - 0.9%
Take-Two Interactive Software, Inc. *	4,892	900,519
YETI Holdings, Inc. *	28,100	1,082,131

		1,982,650

Consumer Non-Durables - 1.5%
Coca-Cola Europacific Partners, PLC	40,700	3,126,167

Consumer Services - 0.9%
Nexstar Media Group, Inc.	11,550	1,824,554

Electronic Technology - 20.1%
Applied Materials, Inc.	24,350	3,960,040
Arista Networks, Inc. *	140,300	15,507,359
Broadcom, Inc.	68,025	15,770,916
Ciena Corp. *	16,525	1,401,485
MKS Instruments, Inc.	15,100	1,576,289
Monolithic Power Systems, Inc.	5,400	3,195,180
Vertiv Holdings Co.	11,575	1,315,036

		42,726,305

Energy Minerals - 2.3%
Chord Energy Corp.	18,850	2,203,942
Northern Oil & Gas, Inc.	73,100	2,716,396

		4,920,338

Finance - 9.6%
Air Lease Corp.	32,900	1,586,109
Ameriprise Financial, Inc.	10,000	5,324,300
Arthur J Gallagher & Co.	11,600	3,292,660
Carlyle Group, Inc.	85,700	4,326,993
Intercontinental Exchange, Inc.	25,300	3,769,953
Reinsurance Group of America, Inc.	10,300	2,200,389

		20,500,404

Health Services - 4.1%
Acadia Healthcare Co., Inc. *	24,500	971,425
Encompass Health Corp.	37,400	3,453,890
Molina Healthcare, Inc. *	6,250	1,819,062
Tenet Healthcare Corp. *	20,225	2,553,002

		8,797,379

Health Technology - 11.6%
Align Technology, Inc. *	6,025	1,256,273
Ascendis Pharma A/S, ADR *	10,800	1,486,836
Bio-Techne Corp.	21,700	1,563,051
Dexcom, Inc. *	48,040	3,736,071
Exact Sciences Corp. *	40,850	2,295,362
Glaukos Corp. *	8,300	1,244,502
Inspire Medical Systems, Inc. *	4,075	755,423
Insulet Corp. *	18,000	4,699,260
Natera, Inc. *	9,500	1,503,850
Sarepta Therapeutics, Inc. *	24,600	2,991,114

Name of Issuer	Quantity	Fair Value ($)

Thermo Fisher Scientific, Inc.	6,100	3,173,403

		24,705,145

Industrial Services - 5.0%
Cheniere Energy, Inc.	15,500	3,330,485
Jacobs Solutions, Inc.	24,700	3,300,414
Waste Connections, Inc.	23,400	4,014,972

		10,645,871

Non-Energy Minerals - 1.3%
Trex Co., Inc. *	38,625	2,666,284

Producer Manufacturing - 9.8%
AGCO Corp.	12,700	1,187,196
Amentum Holdings, Inc. *	24,700	519,441
AMETEK, Inc.	14,675	2,645,315
Axon Enterprise, Inc. *	6,800	4,041,376
Carlisle Cos., Inc.	10,075	3,716,063
Donaldson Co., Inc.	22,950	1,545,683
Dover Corp.	21,875	4,103,750
Hubbell, Inc.	7,500	3,141,675

		20,900,499

Retail Trade - 5.2%
Lululemon Athletica, Inc. *	4,700	1,797,327
TJX Cos., Inc.	46,500	5,617,665
Ulta Beauty, Inc. *	8,600	3,740,398

		11,155,390

Technology Services - 20.2%
Altair Engineering, Inc. *	24,800	2,705,928
ANSYS, Inc. *	10,750	3,626,297
Aspen Technology, Inc. *	8,358	2,086,408
Atlassian Corp. *	16,950	4,125,291
Autodesk, Inc. *	14,800	4,374,436
Booking Holdings, Inc.	450	2,235,789
Crowdstrike Holdings, Inc. *	6,500	2,224,040
Dynatrace, Inc. *	65,375	3,553,131
Euronet Worldwide, Inc. *	16,075	1,653,153
Globant SA *	13,000	2,787,460
HubSpot, Inc. *	6,825	4,755,455
Paycom Software, Inc.	7,600	1,557,772
PTC, Inc. *	32,550	5,984,969
Spotify Technology SA *	3,250	1,453,985

		43,124,114

Transportation - 1.2%
Alaska Air Group, Inc. *	17,300	1,120,175
Knight-Swift Transportation Holdings, Inc.	28,500	1,511,640

		2,631,815

Utilities - 0.6%
WEC Energy Group, Inc.	12,800	1,203,712

Total Common Stocks (cost: $83,259,602)		207,419,965

See accompanying notes to financial statements.

14	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 2.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.42% (cost $5,567,470)	5,567,470	5,567,470

Total Investments in Securities - 100.0% (cost $88,827,072)		212,987,435

Other Assets and Liabilities, net - (0.0)%		(34,754)

Net Assets - 100.0%		$212,952,681

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Prices ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Common Stocks**	207,419,965	—	—	207,419,965
Short-Term Securities	5,567,470	—	—	5,567,470
Total:	212,987,435	—	—	212,987,435

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

DECEMBER 31, 2024	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Small Cap Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 94.5%

Commercial Services - 3.8%
Booz Allen Hamilton Holding Corp.	2,700	347,490
Brink’s Co.	1,825	169,305
Colliers International Group, Inc.	3,600	489,492
FTI Consulting, Inc. *	1,000	191,130

		1,197,417

Communications - 0.7%
Iridium Communications, Inc.	7,050	204,591

Consumer Durables - 1.3%
Century Communities, Inc.	2,175	159,558
National Presto Industries, Inc.	750	73,815
YETI Holdings, Inc. *	4,075	156,928

		390,301

Consumer Non-Durables - 1.2%
Crocs, Inc. *	1,700	186,201
Sensient Technologies Corp.	2,450	174,587

		360,788

Consumer Services - 1.6%
Nexstar Media Group, Inc.	1,800	284,346
Vail Resorts, Inc.	1,100	206,195

		490,541

Electronic Technology - 4.8%
Coherent Corp. *	2,450	232,089
Entegris, Inc.	991	98,168
MKS Instruments, Inc.	3,275	341,877
Monolithic Power Systems, Inc.	1,050	621,285
Power Integrations, Inc.	3,400	209,780

		1,503,199

Energy Minerals - 3.6%
Chord Energy Corp.	4,510	527,309
Northern Oil & Gas, Inc.	15,600	579,696

		1,107,005

Finance - 26.4%
Air Lease Corp.	8,175	394,117
Artisan Partners Asset Management, Inc.	5,350	230,318
Axis Capital Holdings, Ltd.	5,625	498,487
Broadstone Net Lease, Inc.	18,800	298,168
Cadence Bank	9,450	325,553
CareTrust REIT, Inc.	14,400	389,520
Carlyle Group, Inc.	8,075	407,707
CNO Financial Group, Inc.	14,000	520,940
Columbia Banking System, Inc.	12,150	328,172
CubeSmart	5,250	224,962
Essential Properties Realty Trust, Inc.	10,050	314,364
Evercore, Inc.	1,900	526,661
H&E Equipment Services, Inc.	8,100	396,576
HA Sustainable Infrastructure Capital, Inc.	4,825	129,455
Hanover Insurance Group, Inc.	2,475	382,783
Hercules Capital, Inc.	7,725	155,195
Horace Mann Educators Corp.	10,200	400,146
Janus Henderson Group, PLC	2,050	87,186
Mercury General Corp.	3,600	239,328
Old National Bancorp	20,675	448,751
Piper Sandler Cos.	1,450	434,928

Name of Issuer	Quantity	Fair Value ($)

Provident Financial Services, Inc.	19,975	376,928
Stifel Financial Corp.	5,300	562,224
Western Alliance Bancorp	2,100	175,434

		8,247,903

Health Services - 4.4%
Acadia Healthcare Co., Inc. *	3,675	145,714
Addus HomeCare Corp. *	3,825	479,464
Encompass Health Corp.	4,275	394,796
Tenet Healthcare Corp. *	2,875	362,911

		1,382,885

Health Technology - 7.0%
AtriCure, Inc. *	12,500	382,000
Bio-Techne Corp.	2,650	190,879
Glaukos Corp. *	1,225	183,676
Intellia Therapeutics, Inc. *	15,675	182,771
Iovance Biotherapeutics, Inc. *	8,150	60,310
Lantheus Holdings, Inc. *	4,700	420,462
STERIS, PLC	975	200,421
Supernus Pharmaceuticals, Inc. *	5,600	202,496
Vericel Corp. *	6,750	370,643

		2,193,658

Industrial Services - 11.7%
Argan, Inc.	4,475	613,254
DT Midstream, Inc.	3,850	382,805
EMCOR Group, Inc.	1,850	839,715
Golar LNG, Ltd.	2,250	95,220
KBR, Inc.	10,775	624,196
Kodiak Gas Services, Inc.	13,200	538,956
TechnipFMC, PLC	19,550	565,777

		3,659,923

Non-Energy Minerals - 3.5%
AZEK Co., Inc. *	5,700	270,579
Commercial Metals Co.	3,950	195,920
Eagle Materials, Inc.	2,075	512,027
MP Materials Corp. *	6,600	102,960

		1,081,486

Process Industries - 4.4%
Avient Corp.	4,650	189,999
Cabot Corp.	2,450	223,710
Huntsman Corp.	4,650	83,839
Olin Corp.	7,625	257,725
Silgan Holdings, Inc.	8,000	416,400
Stepan Co.	3,325	215,128

		1,386,801

Producer Manufacturing - 11.2%
AeroVironment, Inc. *	2,550	392,420
AGCO Corp.	1,350	126,198
AZZ, Inc.	3,650	299,008
Belden, Inc.	3,175	357,537
Carlisle Cos., Inc.	775	285,851
Crane Co.	3,275	496,981
Crane NXT Co.	3,275	190,671
Donaldson Co., Inc.	3,825	257,614
EnPro, Inc.	2,150	370,767
Hubbell, Inc.	850	356,056
Lincoln Electric Holdings, Inc.	1,075	201,530

See accompanying notes to financial statements.

16	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Regal Rexnord Corp.	1,042	161,645

		3,496,278

Retail Trade - 2.2%
Boot Barn Holdings, Inc. *	1,810	274,794
Casey’s General Stores, Inc.	1,025	406,136

		680,930

Technology Services - 3.4%
Altair Engineering, Inc. *	3,675	400,979
Globant SA *	2,625	562,853
nCino, Inc. *	3,100	104,098

		1,067,930

Transportation - 2.1%
Knight-Swift Transportation Holdings, Inc.	3,700	196,248
TFI International, Inc.	3,475	469,438

		665,686

Utilities - 1.2%
Chesapeake Utilities Corp.	3,075	373,151

Total Common Stocks (cost: $19,753,344)		29,490,473

Short-Term Securities - 6.1%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.42% (cost $1,917,948)	1,917,948	1,917,948

Total Investments in Securities - 100.6% (cost $21,671,292)		31,408,421

Other Assets and Liabilities, net - (0.6)%		(173,080)

Net Assets - 100.0%		$31,235,341

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	29,490,473	—	—	29,490,473
Short-Term Securities	1,917,948	—	—	1,917,948
Total:	31,408,421	—	—	31,408,421

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

DECEMBER 31, 2024	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Small Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.4%

Commercial Services - 4.5%
ASGN, Inc. *	17,500	1,458,450
Booz Allen Hamilton Holding Corp.	13,150	1,692,405
Colliers International Group, Inc.	11,050	1,502,468
FTI Consulting, Inc. *	3,075	587,725

		5,241,048

Consumer Durables - 1.7%
Century Communities, Inc.	8,850	649,236
Take-Two Interactive Software, Inc. *	4,075	750,126
YETI Holdings, Inc. *	15,850	610,383

		2,009,745

Consumer Non-Durables - 0.6%
Crocs, Inc. *	6,575	720,160

Consumer Services - 0.7%
Nexstar Media Group, Inc.	5,350	845,139

Electronic Technology - 11.5%
Arista Networks, Inc. *	48,900	5,404,917
Ciena Corp. *	14,150	1,200,062
Coherent Corp. *	20,075	1,901,705
Entegris, Inc.	5,249	519,966
MKS Instruments, Inc.	13,400	1,398,826
Monolithic Power Systems, Inc.	5,025	2,973,292

		13,398,768

Energy Minerals - 3.2%
Chord Energy Corp.	15,100	1,765,492
Northern Oil & Gas, Inc.	53,550	1,989,918

		3,755,410

Finance - 6.8%
Air Lease Corp.	33,325	1,606,598
Artisan Partners Asset Management, Inc.	25,750	1,108,537
Axis Capital Holdings, Ltd.	22,125	1,960,718
H&E Equipment Services, Inc.	23,750	1,162,800
Hanover Insurance Group, Inc.	5,425	839,031
Stifel Financial Corp.	11,800	1,251,744

		7,929,428

Health Services - 4.5%
Acadia Healthcare Co., Inc. *	7,100	281,515
Addus HomeCare Corp. *	15,250	1,911,588
Encompass Health Corp.	17,100	1,579,185
Tenet Healthcare Corp. *	11,275	1,423,243

		5,195,531

Health Technology - 13.6%
Align Technology, Inc. *	2,150	448,296
Ascendis Pharma A/S, ADR *	6,300	867,321
AtriCure, Inc. *	48,800	1,491,328
Bio-Techne Corp.	14,800	1,066,044
Establishment Labs Holdings, Inc. *	17,900	824,653
Exact Sciences Corp. *	12,425	698,161
Glaukos Corp. *	4,825	723,460
Inspire Medical Systems, Inc. *	2,275	421,739
Insulet Corp. *	3,525	920,272
Intellia Therapeutics, Inc. *	39,725	463,194
Iovance Biotherapeutics, Inc. *	75,900	561,660

Name of Issuer	Quantity	Fair Value ($)

Lantheus Holdings, Inc. *	23,825	2,131,385
PROCEPT BioRobotics Corp. *	10,650	857,538
Sarepta Therapeutics, Inc. *	9,450	1,149,025
STERIS, PLC	3,475	714,321
Supernus Pharmaceuticals, Inc. *	22,125	800,040
TransMedics Group, Inc. *	5,625	350,719
Vericel Corp. *	26,450	1,452,370

		15,941,526

Industrial Services - 12.0%
Argan, Inc.	16,450	2,254,308
EMCOR Group, Inc.	7,950	3,608,505
Golar LNG, Ltd.	33,600	1,421,952
KBR, Inc.	38,450	2,227,409
TechnipFMC, PLC	73,550	2,128,537
Waste Connections, Inc.	14,025	2,406,409

		14,047,120

Non-Energy Minerals - 4.8%
AZEK Co., Inc. *	24,200	1,148,774
Eagle Materials, Inc.	10,300	2,541,628
MP Materials Corp. *	33,350	520,260
Trex Co., Inc. *	20,825	1,437,550

		5,648,212

Process Industries - 2.2%
Avient Corp.	13,200	539,352
Cabot Corp.	7,700	703,087
Olin Corp.	40,475	1,368,055

		2,610,494

Producer Manufacturing - 11.8%
AeroVironment, Inc. *	7,925	1,219,578
AZZ, Inc.	18,450	1,511,424
Belden, Inc.	13,600	1,531,496
Carlisle Cos., Inc.	2,200	811,448
Crane Co.	13,700	2,078,975
Crane NXT Co.	19,075	1,110,547
Donaldson Co., Inc.	13,575	914,276
Hubbell, Inc.	4,375	1,832,644
Lincoln Electric Holdings, Inc.	5,400	1,012,338
Regal Rexnord Corp.	6,755	1,047,903
Zurn Water Solutions Corp.	19,325	720,822

		13,791,451

Retail Trade - 3.5%
Boot Barn Holdings, Inc. *	6,775	1,028,581
Casey’s General Stores, Inc.	4,300	1,703,789
Ulta Beauty, Inc. *	3,050	1,326,536

		4,058,906

Technology Services - 12.8%
Altair Engineering, Inc. *	25,933	2,829,550
ANSYS, Inc. *	2,950	995,123
Aspen Technology, Inc. *	5,281	1,318,296
Euronet Worldwide, Inc. *	5,050	519,342
Globant SA *	11,350	2,433,667
HubSpot, Inc. *	3,175	2,212,245
nCino, Inc. *	15,975	536,441
Paycom Software, Inc.	6,225	1,275,938
PTC, Inc. *	15,375	2,827,001

		14,947,603

See accompanying notes to financial statements.

18	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Transportation - 3.7%
Alaska Air Group, Inc. *	17,675	1,144,456
Knight-Swift Transportation Holdings, Inc.	18,725	993,174
TFI International, Inc.	16,525	2,232,363

		4,369,993

Utilities - 0.5%
Chesapeake Utilities Corp.	4,925	597,649

Total Common Stocks (cost: $58,546,241)		115,108,183

Short-Term Securities - 1.7%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.42% (cost $2,028,060)	2,028,060	2,028,060

Total Investments in Securities - 100.1% (cost $60,574,301)		117,136,243

Other Assets and Liabilities, net - (0.1)%		(67,804)

Net Assets - 100.0%		$117,068,439

*	Non-income producing security.

ADR — American Depositary Receipt

PLC —  Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	115,108,183	—	—	115,108,183
Short-Term Securities	2,028,060	—	—	2,028,060
Total:	117,136,243	—	—	117,136,243

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

DECEMBER 31, 2024	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit International Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.9%

Asia - 22.2%

Australia - 5.0%
Atlassian Corp. *	1,425	346,817
BHP Group, Ltd., ADR	4,200	205,086
Lynas Rare Earths, Ltd. *	46,625	185,560
Macquarie Group, Ltd.	2,225	305,248
Rio Tinto, PLC, ADR	4,400	258,764
Westpac Banking Corp.	4,425	88,520

		1,389,995

China/Hong Kong - 2.3%
AIA Group, Ltd.	32,200	233,416
Baidu, Inc., ADR *	1,075	90,633
ENN Energy Holdings, Ltd.	18,400	132,315
Ping An Insurance Group Co. of China, Ltd.	33,500	198,628

		654,992

India - 0.5%
HDFC Bank, Ltd., ADR	2,400	153,264

Japan - 8.7%
Keyence Corp.	1,000	406,962
Recruit Holdings Co., Ltd.	11,200	780,225
Sony Group Corp., ADR	35,325	747,477
Terumo Corp.	24,800	477,550

		2,412,214

Singapore - 3.3%
DBS Group Holdings, Ltd.	17,160	549,361
Singapore Technologies Engineering, Ltd.	104,800	357,609

		906,970

South Korea - 1.2%
LG Chem, Ltd.	975	164,725
Samsung Electronics Co., Ltd., GDR	185	168,350

		333,075

Taiwan - 1.2%
Hon Hai Precision Industry Co., Ltd., GDR	11,750	130,895
Taiwan Semiconductor Co., ADR	1,000	197,490

		328,385

Europe - 59.0%

Belgium - 2.0%
D’ieteren Group	1,390	231,381
UCB SA	1,600	318,545

		549,926

Denmark - 2.3%
Ascendis Pharma A/S, ADR *	1,000	137,670
Novo Nordisk A/S, ADR	5,825	501,066

		638,736

France - 9.4%
AXA SA	11,750	417,717
Dassault Systemes SE	11,700	406,001
Elis SA	12,125	237,378
Safran SA	2,590	569,033

Name of Issuer	Quantity	Fair Value ($)

Schneider Electric SE	3,970	990,659

		2,620,788

Germany - 7.6%
Allianz SE	2,250	690,317
Deutsche Post AG	6,550	230,167
Infineon Technologies AG	5,950	193,652
Muenchener Rueckversicherungs AG	800	403,654
Siemens AG	3,100	601,888

		2,119,678

Ireland - 2.9%
Accenture, PLC	550	193,484
CRH, PLC	2,800	259,056
Linde, PLC	500	209,335
STERIS, PLC	825	169,587

		831,462

Netherlands - 3.8%
Adyen NV *, [4]	84	125,035
ASML Holding NV	1,025	710,407
Stellantis NV	16,375	213,694

		1,049,136

Spain - 2.9%
Cellnex Telecom SA [4]	5,200	164,340
Iberdrola SA	45,900	632,355

		796,695

Sweden - 1.2%
Evolution AB, ADR	2,325	178,676
Hexagon AB	16,200	154,537

		333,213

Switzerland - 7.5%
Lonza Group AG	590	348,176
Nestle SA	3,600	296,673
On Holding AG *	8,625	472,391
Partners Group Holding AG	490	662,570
TE Connectivity, PLC	1,100	157,267
Zurich Insurance Group AG	255	151,157

		2,088,234

United Kingdom - 19.4%
AstraZeneca, PLC, ADR	10,125	663,390
BAE Systems, PLC	48,500	697,337
Coca-Cola Europacific Partners, PLC	5,400	414,774
Compass Group, PLC	10,625	354,084
Diageo, PLC, ADR	1,840	233,919
Entain, PLC	27,600	237,444
London Stock Exchange Group, PLC	4,200	593,363
Man Group, PLC	93,600	251,229
Reckitt Benckiser Group, PLC	3,100	187,564
RELX, PLC	9,750	441,552
Rentokil Initial, PLC	47,250	237,082
Shell, PLC, ADR	12,250	767,463
Smith & Nephew, PLC	25,250	313,386

		5,392,587

See accompanying notes to financial statements.

20	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Latin America - 1.8%

Argentina - 1.8%
Globant SA *	2,050	439,561
MercadoLibre, Inc. *	40	68,018

		507,579

North America - 14.9%

Canada - 4.8%
Alimentation Couche-Tard, Inc.	7,400	410,399
Colliers International Group, Inc.	1,600	217,552
Lululemon Athletica, Inc. *	600	229,446
Waste Connections, Inc.	2,750	471,845

		1,329,242

United States - 10.1%
Broadcom, Inc.	10,250	2,376,360
Euronet Worldwide, Inc. *	1,375	141,405
Mondelez International, Inc.	4,800	286,704

		2,804,469

Total Common Stocks (cost: $17,518,018)		27,240,640

Investment Companies 0.6%
iShares MSCI India ETF (cost $95,267)	3,200	168,448

Short-Term Securities - 1.1%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.42% (cost $309,768)	309,768	309,768

Total Investments in Securities - 99.6% (cost $17,923,053)		27,718,856

Other Assets and Liabilities, net - 0.4%		102,288

Net Assets - 100.0%		$27,821,144

*	Non-income producing security.
[4]

144A Restricted Security. The total value of such securities as of December 31, 2024 was $289,375 and represented 1.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

DECEMBER 31, 2024	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	507,579	—	—	507,579
Australia	1,389,995	—	—	1,389,995
Belgium	549,926	—	—	549,926
Canada	1,329,242	—	—	1,329,242
China/Hong Kong	654,992	—	—	654,992
Denmark	638,736	—	—	638,736
France	2,620,788	—	—	2,620,788
Germany	2,119,678	—	—	2,119,678
India	153,264	—	—	153,264
Ireland	831,462	—	—	831,462
Japan	2,412,214	—	—	2,412,214
Netherlands	1,049,136	—	—	1,049,136
Singapore	906,970	—	—	906,970
South Korea	333,075	—	—	333,075
Spain	796,695	—	—	796,695
Sweden	333,213	—	—	333,213
Switzerland	2,088,234	—	—	2,088,234
Taiwan	328,385	—	—	328,385
United Kingdom	5,392,587	—	—	5,392,587
United States	2,804,469	—	—	2,804,469
Investment Companies	168,448	—	—	168,448
Short-Term Securities	309,768	—	—	309,768

Total:	27,718,856	—	—	27,718,856

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

22	FINANCIAL STATEMENTS AND OTHER INFORMATION

[This page is intentionally left blank.]

DECEMBER 31, 2024	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Developing Markets Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 93.6%

Africa/Middle East - 8.2%

Israel - 1.4%
NICE, Ltd., ADR *	775	131,626

South Africa - 6.8%
Bid Corp., Ltd.	9,850	224,739
Bidvest Group, Ltd.	5,525	77,196
Naspers, Ltd.	1,425	315,127

		617,062

Asia - 64.9%

Australia - 2.1%
Atlassian Corp. *	450	109,521
Rio Tinto, PLC, ADR	1,425	83,804

		193,325

China/Hong Kong - 20.8%
AIA Group, Ltd.	21,400	155,127
Baidu, Inc., ADR *	925	77,987
China Mengniu Dairy Co., Ltd.	28,000	63,307
China Petroleum & Chemical Corp.	140,000	80,215
ENN Energy Holdings, Ltd.	19,800	142,382
Hong Kong Exchanges & Clearing, Ltd.	5,100	193,582
Meituan *, 4	6,820	133,210
Ping An Insurance Group Co. of China, Ltd.	26,900	159,495
Sands China, Ltd. *	42,400	114,098
Sinopharm Group Co., Ltd.	44,900	123,138
Tencent Holdings, Ltd.	8,200	440,267
Trip.com Group, Ltd., ADR *	3,275	224,861

		1,907,669

India - 3.7%
HDFC Bank, Ltd., ADR	4,375	279,387
MakeMyTrip, Ltd. *	510	57,263

		336,650

Indonesia - 2.0%
Astra International Tbk PT	176,000	53,502
XL Axiata Tbk PT	948,800	132,472

		185,974

Singapore - 9.0%
DBS Group Holdings, Ltd.	12,100	387,370
Flex, Ltd. *	4,000	153,560
Sea, Ltd, ADR *	1,225	129,972
Singapore Technologies Engineering, Ltd.	44,000	150,141

		821,043

South Korea - 8.1%
LG Chem, Ltd.	450	76,027
NAVER Corp.	450	60,562
Samsung Electronics Co., Ltd.	10,925	394,326
Shinhan Financial Group Co., Ltd.	4,150	134,765
SK Hynix, Inc.	650	75,531

		741,211

Taiwan - 17.5%
Cathay Financial Holding Co., Ltd.	88,784	184,964
Hon Hai Precision Industry Co., Ltd., GDR	16,625	185,203

Name of Issuer	Quantity	Fair Value ($)

Taiwan Semiconductor Co.	37,482	1,229,030

		1,599,197

Thailand - 1.7%
Bangkok Bank PCL	36,500	161,417

Europe - 1.6%

Netherlands - 1.6%
Prosus NV	3,705	147,181

Latin America - 8.0%

Argentina - 3.8%
Globant SA *	1,175	251,944
MercadoLibre, Inc. *	55	93,524

		345,468

Brazil - 0.8%
Banco Bradesco SA	30,350	56,791
Lojas Renner SA	8,943	17,545

		74,336

Chile - 1.0%
Banco Santander Chile, ADR	4,700	88,642

Peru - 2.4%
Southern Copper Corp.	2,426	221,081

North America - 10.9%

Mexico - 1.9%
Fomento Economico Mexicano, ADR	1,575	134,646
Grupo Bimbo SAB de CV	16,000	42,473

		177,119

United States - 9.0%
Broadcom, Inc.	3,550	823,032

Total Common Stocks (cost: $5,536,078)		8,572,033

Investment Companies 5.7%
iShares MSCI India ETF (cost $292,601)	9,750	513,240

Short-Term Securities - 0.7%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.42% (cost $67,426)	67,426	67,426

Total Investments in Securities - 100.0% (cost $5,896,105)		9,152,699

Other Assets and Liabilities, net - 0.0%		4,087

Net Assets - 100.0%		$9,156,786

See accompanying notes to financial statements.

24	FINANCIAL STATEMENTS AND OTHER INFORMATION

*	Non-income producing security.
[4]

144A Restricted Security. The total value of such securities as of December 31, 2024 was $133,210 and represented 1.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	345,468	—	—	345,468
Australia	193,325	—	—	193,325
Brazil	74,336	—	—	74,336
Chile	88,642	—	—	88,642
China/Hong Kong	1,907,669	—	—	1,907,669
India	336,650	—	—	336,650
Indonesia	185,974	—	—	185,974
Israel	131,626	—	—	131,626
Mexico	177,119	—	—	177,119
Netherlands	147,181	—	—	147,181
Peru	221,081	—	—	221,081
Singapore	821,043	—	—	821,043
South Africa	617,062	—	—	617,062
South Korea	741,211	—	—	741,211
Taiwan	1,599,197	—	—	1,599,197
Thailand	161,417	—	—	161,417
United States	823,032	—	—	823,032
Investment Companies	513,240	—	—	513,240
Short-Term Securities	67,426	—	—	67,426
Total:	9,152,699	—	—	9,152,699

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

DECEMBER 31, 2024	25

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2024

	Sit Balanced Fund	Sit Dividend Growth Fund	Sit Global Dividend Growth Fund

ASSETS
Investments in securities, at identified cost	$43,570,355	$175,915,450	$23,403,063

Investments in securities, at fair value - see accompanying schedule for detail	$68,711,278	$239,015,139	$53,378,180
Cash in bank on demand deposit	61	—	6
Accrued interest and dividends receivable	217,149	293,951	125,032
Receivable for investment securities sold	—	32,234	—
Receivable for Fund shares sold	21,477	44,291	1,837

Total assets	68,949,965	239,385,615	53,505,055

LIABILITIES
Payable for investment securities purchased	14,369	—	—
Payable for Fund shares redeemed	89,761	116,387	—
Accrued investment management fees and advisory fees	47,298	146,054	46,011
Accrued Rule 12b-1 fees (Class S)	—	4,479	1,110

Total liabilities	151,428	266,920	47,121

Net assets applicable to outstanding capital stock	$68,798,537	$239,118,695	$53,457,934

Net assets consist of:
Capital (par value and paid-in surplus)	$43,094,650	$169,228,120	$23,488,028
Total distributable earnings (loss), including unrealized appreciation (depreciation)	25,703,887	69,890,575	29,969,906

	$68,798,537	$239,118,695	$53,457,934

Outstanding shares:
Common Shares (Class I)*	1,937,877	13,907,696	1,731,631

Common Shares (Class S)*	—	1,328,232	189,411

Net assets applicable to outstanding shares:
Common Shares (Class I)*	$68,798,537	$218,418,980	$48,192,016

Common Shares (Class S)*	—	20,699,715	5,265,918

Net asset value per share of outstanding capital stock:
Common Shares (Class I)*	$35.50	$15.70	$27.83

Common Shares (Class S)*	—	15.58	27.80

*	Dividend Growth, Global Dividend Growth, ESG Growth and Small Cap Dividend Growth Funds offer multiple share classes (I and S). All other Funds offer a single share class.

See accompanying notes to financial statements.

26	FINANCIAL STATEMENTS AND OTHER INFORMATION

Sit Large Cap Growth Fund	Sit ESG Growth Fund	Sit Mid Cap Growth Fund	Sit Small Cap Dividend Growth Fund	Sit Small Cap Growth Fund	Sit International Growth Fund	Sit Developing Markets Growth Fund

$75,471,785	$5,778,874	$88,827,072	$21,671,292	$60,574,301	$17,923,053	$5,896,105

$230,384,278	$11,743,813	$212,987,435	$31,408,421	$117,136,243	$27,718,856	$9,152,699
—	4	—	—	—	10	1
88,453	20,077	69,163	49,552	86,478	121,472	8,612
362,233	—	—	—	—	—	—
12,318	—	128,928	8,892	2,381	1,340	3,019

230,847,282	11,763,894	213,185,526	31,466,865	117,225,102	27,841,678	9,164,331

—	—	—	198,858	—	—	—
8,610	—	555	6,264	297	—	—
199,801	10,204	232,290	24,929	156,366	20,534	7,545
—	1,183	—	1,473	—	—	—

208,411	11,387	232,845	231,524	156,663	20,534	7,545

$230,638,871	$11,752,507	$212,952,681	$31,235,341	$117,068,439	$27,821,144	$9,156,786

$72,294,332	$5,788,795	$84,893,875	$21,345,772	$61,491,988	$18,196,041	$6,191,955
158,344,539	5,963,712	128,058,806	9,889,569	55,576,451	9,625,103	2,964,831

$230,638,871	$11,752,507	$212,952,681	$31,235,341	$117,068,439	$27,821,144	$9,156,786

3,004,550	283,360	8,772,164	1,448,351	1,786,494	1,282,835	530,808

—	247,789	—	389,802	—	—	—

$230,638,871	$6,296,492	$212,952,681	$24,613,995	$117,068,439	$27,821,144	$9,156,786

—	5,456,015	—	6,621,346	—	—	—

$76.76	$22.22	$24.28	$16.99	$65.53	$21.69	$17.25

—	22.02	—	16.99	—	—	—

DECEMBER 31, 2024	27

STATEMENTS OF OPERATIONS (Unaudited)

Six Months Ended December 31, 2024

	Sit Balanced Fund	Sit Dividend Growth Fund	Sit Global Dividend Growth Fund
Investment income:
Income:
Dividends*	$271,155	$2,230,915	$437,099
Interest	512,452	51,107	22,051

Total income	783,607	2,282,022	459,150

Expenses (note 4):
Investment management and advisory service fee	336,057	1,232,165	332,572
12b-1 fees (Class S)	—	26,860	6,010

Total expenses	336,057	1,259,025	338,582

Less fees and expenses waived by investment adviser	(67,211)	(369,650)	(66,514)

Total net expenses	268,846	889,375	272,068

Net investment income (loss)	514,761	1,392,647	187,082

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	1,082,696	18,363,459	465,983
Net realized gain (loss) on foreign currency transactions	—	—	(1,042)

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,244,593	(5,722,951)	2,020,981

Net gain (loss)	3,327,289	12,640,508	2,485,922

Net increase (decrease) in net assets resulting from operations	$3,842,050	$14,033,155	$2,673,004

* Foreign taxes withheld on dividends received	$120	$1,106	$18,740

See accompanying notes to financial statements.

28	FINANCIAL STATEMENTS AND OTHER INFORMATION

Sit Large Cap Growth Fund	Sit ESG Growth Fund	Sit Mid Cap Growth Fund	Sit Small Cap Dividend Growth Fund	Sit Small Cap Growth Fund	Sit International Growth Fund	Sit Developing Markets Growth Fund

$831,581	$67,182	$818,635	$246,786	$481,236	$259,800	$79,836
144,124	8,979	90,268	37,137	74,580	11,373	4,808

975,705	76,161	908,903	283,923	555,816	271,173	84,644

1,120,587	74,037	1,312,650	196,076	906,204	215,386	94,231
—	6,815	—	7,963	—	—	—

1,120,587	80,852	1,312,650	204,039	906,204	215,386	94,231

—	(14,807)	—	(54,901)	—	(93,334)	(49,471)

1,120,587	66,045	1,312,650	149,138	906,204	122,052	44,760

(144,882)	10,116	(403,747)	134,785	(350,388)	149,121	39,884

4,029,739	80,163	4,767,469	424,629	1,007,189	(52,296)	(246,283)
—	24	—	(1)	—	(808)	(405)

11,693,607	531,779	14,019,307	1,290,857	4,739,683	518,981	658,904

15,723,346	611,966	18,786,776	1,715,485	5,746,872	465,877	412,216

$15,578,464	$622,082	$18,383,029	$1,850,270	$5,396,484	$614,998	$452,100

$1,027	$1,254	$3,510	$856	$3,618	$23,037	$9,541

DECEMBER 31, 2024	29

STATEMENTS OF CHANGES IN NET ASSETS

	Sit Balanced Fund		Sit Dividend Growth Fund
	Six Months Ended	Year	Six Months Ended	Year
	December 31, 2024	Ended	December 31, 2024	Ended
	(Unaudited)	June 30, 2024	(Unaudited)	June 30, 2024

Operations:
Net investment income (loss)	$514,761	$876,533	$1,392,647	$2,886,570
Net realized gain (loss) on investments and foreign currency transactions	1,082,696	488,045	18,363,459	16,528,458
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	2,244,593	9,361,487	(5,722,951)	19,659,266

Net increase (decrease) in net assets resulting from operations	3,842,050	10,726,065	14,033,155	39,074,294

Distributions from:
Net investment income and net realized gains
Common shares (Class I)	(1,440,329)	(785,004)	(24,324,474)	(9,361,625)
Common shares (Class S)	—	—	(2,250,630)	(911,300)

Total distributions	(1,440,329)	(785,004)	(26,575,104)	(10,272,925)

Capital share transactions:
Proceeds from shares sold
Common Shares (Class I)	5,826,441	11,989,285	5,324,649	10,025,307
Common Shares (Class S)	—	—	454,263	1,501,060
Reinvested distributions
Common Shares (Class I)	1,222,532	701,735	21,948,378	8,610,760
Common Shares (Class S)	—	—	2,207,792	896,823
Payments for shares redeemed
Common Shares (Class I)	(4,987,448)	(7,748,651)	(19,560,099)	(32,477,006)
Common Shares (Class S)	—	—	(1,991,467)	(5,235,791)

Increase (decrease) in net assets from capital transactions	2,061,525	4,942,369	8,383,516	(16,678,847)

Total increase (decrease) in net assets	4,463,246	14,883,430	(4,158,433)	12,122,522

Net assets:
Beginning of period	64,335,291	49,451,861	243,277,128	231,154,606

End of period	$68,798,537	$64,335,291	$239,118,695	$243,277,128

Capital transactions in shares:
Sold
Common Shares (Class I)	167,147	388,376	309,670	664,126
Common Shares (Class S)	—	—	27,080	102,524
Reinvested distributions
Common Shares (Class I)	34,188	23,470	1,362,030	582,968
Common Shares (Class S)	—	—	138,111	61,144
Redeemed
Common Shares (Class I)	(142,741)	(252,191)	(1,153,436)	(2,190,153)
Common Shares (Class S)	—	—	(117,616)	(348,243)

Net increase (decrease)	58,594	159,655	565,839	(1,127,634)

See accompanying notes to financial statements.

30	FINANCIAL STATEMENTS AND OTHER INFORMATION

Sit Global Dividend Growth Fund		Sit Large Cap Growth Fund		Sit ESG Growth Fund
Six Months Ended	Year	Six Months Ended	Year	Six Months Ended	Year
December 31, 2024	Ended	December 31, 2024	Ended	December 31, 2024	Ended
(Unaudited)	June 30, 2024	(Unaudited)	June 30, 2024	(Unaudited)	June 30, 2024

$187,082	$452,197	($144,882)	($93,966)	$10,116	$64,001

464,941	1,033,943	4,029,739	8,562,797	80,187	41,128

2,020,981	7,299,887	11,693,607	40,401,221	531,779	1,882,991

2,673,004	8,786,027	15,578,464	48,870,052	622,082	1,988,120

(1,100,529)	(447,677)	(8,975,525)	(3,193,469)	(36,809)	(39,839)
(109,192)	(32,328)	—	—	(19,191)	(25,161)

(1,209,721)	(480,005)	(8,975,525)	(3,193,469)	(56,000)	(65,000)

299,850	1,414,301	11,080,340	14,948,982	86,462	367,521
821,402	347,605	—	—	14,930	107,106

904,707	415,039	7,402,366	2,846,419	6,543	7,307
42,104	28,025	—	—	2,288	3,159

(860,026)	(6,795,861)	(8,559,191)	(12,132,066)	(233,979)	(129,545)
(327,921)	(528,076)	—	—	(14,787)	(125,858)

880,116	(5,118,967)	9,923,515	5,663,335	(138,543)	229,690

2,343,399	3,187,055	16,526,454	51,339,918	427,539	2,152,810

51,114,535	47,927,480	214,112,417	162,772,499	11,324,968	9,172,158

$53,457,934	$51,114,535	$230,638,871	$214,112,417	$11,752,507	$11,324,968

10,739	57,586	148,043	224,634	3,997	18,428
28,706	14,146	—	—	669	5,665

31,860	18,001	93,796	45,579	288	398
1,481	1,239	—	—	102	174

(30,733)	(285,520)	(112,056)	(189,311)	(10,533)	(7,174)
(11,832)	(21,952)	—	—	(670)	(6,570)

30,221	(216,500)	129,783	80,902	(6,147)	10,921

DECEMBER 31, 2024	31

STATEMENTS OF CHANGES IN NET ASSETS

			Sit Small Cap
	Sit Mid Cap Growth Fund		Dividend Growth Fund
	Six Months Ended	Year	Six Months Ended	Year
	December 31, 2024	Ended	December 31, 2024	Ended
	(Unaudited)	June 30, 2024	(Unaudited)	June 30, 2024
Operations:
Net investment income (loss)	($403,747)	($493,104)	$134,785	$252,890
Net realized gain (loss) on investments and foreign currency transactions	4,767,469	9,240,872	424,628	17,528
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions	14,019,307	18,869,686	1,290,857	3,108,789

Net increase (decrease) in net assets resulting from operations	18,383,029	27,617,454	1,850,270	3,379,207

Distributions from:
Net investment income and net realized gains
Common shares (Class I)	(8,003,648)	(903,590)	(373,067)	(202,009)
Common shares (Class S)	—	—	(86,128)	(44,992)

Total distributions	(8,003,648)	(903,590)	(459,195)	(247,001)

Capital share transactions:
Proceeds from shares sold
Common Shares (Class I)	1,175,630	1,265,545	1,373,445	5,661,159
Common Shares (Class S)	—	—	977,889	265,961
Reinvested distributions
Common Shares (Class I)	5,656,062	691,910	296,007	174,233
Common Shares (Class S)	—	—	27,774	27,519
Payments for shares redeemed
Common Shares (Class I)	(7,442,601)	(10,707,589)	(1,064,914)	(1,971,501)
Common Shares (Class S)	—	—	(145,546)	(382,921)

Increase (decrease) in net assets from capital transactions	(610,909)	(8,750,134)	1,464,655	3,774,450

Total increase (decrease) in net assets	9,768,472	17,963,730	2,855,730	6,906,656

Net assets:
Beginning of period	203,184,209	185,220,479	28,379,611	21,472,955

End of period	$212,952,681	$203,184,209	$31,235,341	$28,379,611

Capital transactions in shares:
Sold
Common Shares (Class I)	48,435	59,052	80,486	379,490
Common Shares (Class S)	—	—	54,906	17,413
Reinvested distributions
Common Shares (Class I)	225,251	32,607	16,931	11,899
Common Shares (Class S)	—	—	1,583	1,932
Redeemed
Common Shares (Class I)	(311,427)	(508,237)	(62,213)	(131,663)
Common Shares (Class S)	—	—	(7,982)	(25,272)

Net increase (decrease)	(37,741)	(416,578)	83,711	253,799

See accompanying notes to financial statements.

32	FINANCIAL STATEMENTS AND OTHER INFORMATION

Sit Small Cap Growth Fund		Sit International Growth Fund		Sit Developing Markets Growth Fund
Six Months Ended	Year	Six Months Ended	Year	Six Months Ended	Year
December 31, 2024	Ended	December 31, 2024	Ended	December 31, 2024	Ended
(Unaudited)	June 30, 2024	(Unaudited)	June 30, 2024	(Unaudited)	June 30, 2024

($350,388)	($509,574)	$149,121	$374,138	$39,884	$111,713

1,007,189	5,657,283	(53,104)	505,843	(246,688)	248,438

4,739,683	7,209,352	518,981	1,353,908	658,904	346,331

5,396,484	12,357,061	614,998	2,233,889	452,100	706,482

(5,328,139)	(3,306,617)	(960,828)	(557,510)	(369,493)	(193,142)
—	—	—	—	—	—

(5,328,139)	(3,306,617)	(960,828)	(557,510)	(369,493)	(193,142)

4,950,210	2,106,745	280,526	411,212	698,286	496,756
—	—	—	—	—	—

3,716,725	2,854,962	643,844	417,004	291,124	174,028
—	—	—	—	—	—

(3,955,122)	(11,548,021)	(605,061)	(1,280,490)	(980,852)	(2,216,354)
—	—	—	—	—	—

4,711,813	(6,586,314)	319,309	(452,274)	8,558	(1,545,570)

4,780,158	2,464,130	(26,521)	1,224,105	91,165	(1,032,230)

112,288,281	109,824,151	27,847,665	26,623,560	9,065,621	10,097,851

$117,068,439	$112,288,281	$27,821,144	$27,847,665	$9,156,786	$9,065,621

70,834	34,544	12,319	19,461	38,194	31,282
—	—	—	—	—	—

54,306	48,055	28,705	20,068	16,383	11,374
—	—	—	—	—	—

(56,809)	(185,978)	(26,890)	(62,175)	(54,892)	(140,338)
—	—	—	—	—	—

68,331	(103,379)	14,134	(22,646)	(315)	(97,682)

DECEMBER 31, 2024	33

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Balanced Fund

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$34.23	$28.76	$26.86	$32.85	$26.37	$25.06

Operations:
Net investment income [1]	0.27	0.49	0.38	0.23	0.22	0.25
Net realized and unrealized gains (losses)	1.75	5.42	2.84	(4.86)	6.71	2.64

Total from operations	2.02	5.91	3.22	(4.63)	6.93	2.89
Distributions to Shareholders:
From net investment income	(0.40)	(0.44)	(0.36)	(0.22)	(0.20)	(0.27)
From net realized gains	(0.35)	—	(0.96)	(1.14)	(0.25)	(1.31)

Total distributions	(0.75)	(0.44)	(1.32)	(1.36)	(0.45)	(1.58)

Net Asset Value
End of period	$35.50	$34.23	$28.76	$26.86	$32.85	$26.37

Total investment return [2]	5.89%	20.81%	12.53%	(14.87%)	26.48%	11.91%

Net assets at end of period (000’s omitted)	$68,799	$64,335	$49,452	$48,126	$66,243	$46,658

Ratios: [3]
Expenses (without waiver)	1.00%[4]	1.00%[4]	1.00%[4]	1.00%[4]	1.00%	1.00%
Expenses (with waiver)	0.80%[4]	0.80%[4]	0.80%[4]	0.91%[4]	—	—
Net investment income (without waiver)	1.33%	1.38%	1.22%	0.62%	0.74%	0.99%
Net investment income (with waiver)	1.53%	1.58%	1.42%	0.71%	—	—

Portfolio turnover rate (excluding short-term securities)	12.73%[5]	33.30%	39.71%	39.92%	38.30%	58.63%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Total Fund expenses are limited to 1.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[5]	Not annualized.

34	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Dividend Growth Fund

Class I	Six Months Ended December 31, 2024	Year Ended June 30,
	(Unaudited)	2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$16.59	$14.64	$14.29	$17.37	$13.48	$14.45

Operations:
Net investment income [1]	0.10	0.19	0.21	0.24	0.21	0.22
Net realized and unrealized gains (losses)	0.92	2.45	1.78	(1.19)	4.75	0.64

Total from operations	1.02	2.64	1.99	(0.95)	4.96	0.86
Redemption fee	—	— [2]	— [2]	— [2]	— [2]	— [2]
Distributions to Shareholders:
From net investment income	(0.15)	(0.21)	(0.20)	(0.24)	(0.21)	(0.24)
From net realized gains	(1.76)	(0.48)	(1.44)	(1.89)	(0.86)	(1.59)

Total distributions	(1.91)	(0.69)	(1.64)	(2.13)	(1.07)	(1.83)

Net Asset Value
End of period	$15.70	$16.59	$14.64	$14.29	$17.37	$13.48

Total investment return [3]	5.89%	18.70%	14.76%	(7.27%)	38.13%	5.46%

Net assets at end of period (000’s omitted)	$218,419	$222,185	$209,856	$191,010	$207,378	$172,746

Ratios: [4]
Expenses (without waiver) [5]	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses (with waiver) [5]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (without waiver)	0.85%	0.99%	1.15%	1.11%	1.08%	1.30%
Net investment income (with waiver)	1.15%	1.29%	1.45%	1.41%	1.38%	1.60%

Portfolio turnover rate (excluding short-term securities)	22.61%[6]	41.64%	51.49%	58.96%	42.93%	68.43%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[6]	Not annualized.

DECEMBER 31, 2024	35

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Dividend Growth Fund

Class S	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$16.47	$14.54	$14.20	$17.27	$13.40	$14.37

Operations:
Net investment income [1]	0.08	0.16	0.17	0.19	0.17	0.19
Net realized and unrealized gains (losses)	0.90	2.42	1.77	(1.17)	4.73	0.63

Total from operations	0.98	2.58	1.94	(0.98)	4.90	0.82
Redemption fee	— [2]	— [2]	— [2]	—	— [2]	— [2]
Distributions to Shareholders:
From net investment income	(0.11)	(0.17)	(0.16)	(0.20)	(0.17)	(0.20)
From net realized gains	(1.76)	(0.48)	(1.44)	(1.89)	(0.86)	(1.59)

Total distributions	(1.87)	(0.65)	(1.60)	(2.09)	(1.03)	(1.79)

Net Asset Value
End of period	$15.58	$16.47	$14.54	$14.20	$17.27	$13.40

Total investment return [3]	5.68%	18.40%	14.47%	(7.50%)	37.87%	5.19%

Net assets at end of period (000’s omitted)	$20,700	$21,092	$21,299	$21,915	$31,295	$29,106

Ratios: [4]
Expenses (without waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses (with waiver) [5]	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (without waiver)	0.60%	0.74%	0.90%	0.85%	0.83%	1.05%
Net investment income (with waiver)	0.90%	1.04%	1.20%	1.15%	1.13%	1.35%

Portfolio turnover rate (excluding short-term securities)	22.61%[6]	41.64%	51.49%	58.96%	42.93%	68.43%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[6]	Not annualized.

36	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Global Dividend Growth Fund

Class I	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$27.04	$22.75	$19.77	$22.47	$16.87	$16.34

Operations:
Net investment income [1]	0.10	0.23	0.24	0.21	0.20	0.22
Net realized and unrealized gains (losses)	1.34	4.30	2.98	(2.73)	5.59	0.57

Total from operations	1.44	4.53	3.22	(2.52)	5.79	0.79
Redemption fee	—	— [2]	—	—	—	— [2]
Distributions to Shareholders:
From net investment income	(0.21)	(0.24)	(0.24)	(0.18)	(0.19)	(0.26)
From net realized gains	(0.44)	—	—	—	—	—

Total distributions	(0.65)	(0.24)	(0.24)	(0.18)	(0.19)	(0.26)

Net Asset Value
End of period	$27.83	$27.04	$22.75	$19.77	$22.47	$16.87

Total investment return [3]	5.26%	20.10%	16.46%	(11.31%)	34.61%	4.93%

Net assets at end of period (000’s omitted)	$48,192	$46,497	$43,893	$37,057	$41,461	$31,361

Ratios: [4]
Expenses (without waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses (with waiver) [5]	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (without waiver)	0.47%	0.72%	0.91%	0.66%	0.77%	1.11%
Net investment income (with waiver)	0.72%	0.97%	1.16%	0.91%	1.02%	1.36%

Portfolio turnover rate (excluding short-term securities)	1.08%[6]	3.42%	6.09%	4.64%	11.55%	22.15%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[6]	Not annualized.

DECEMBER 31, 2024	37

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Global Dividend Growth Fund

Class S	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$27.00	$22.71	$19.74	$22.45	$16.85	$16.33

Operations:
Net investment income [1]	0.07	0.17	0.19	0.15	0.15	0.18
Net realized and unrealized gains (losses)	1.33	4.30	2.96	(2.73)	5.60	0.56

Total from operations	1.40	4.47	3.15	(2.58)	5.75	0.74
Redemption fee	—	— [2]	—	—	— [2]	— [2]
Distributions to Shareholders:
From net investment income	(0.16)	(0.18)	(0.18)	(0.13)	(0.15)	(0.22)
From net realized gains	(0.44)	—	—	—	—	—

Total distributions	(0.60)	(0.18)	(0.18)	(0.13)	(0.15)	(0.22)

Net Asset Value
End of period	$27.80	$27.00	$22.71	$19.74	$22.45	$16.85

Total investment return [3]	5.12%	19.85%	16.13%	(11.58%)	34.32%	4.60%

Net assets at end of period (000’s omitted)	$5,266	$4,618	$4,034	$3,391	$4,093	$3,391

Ratios: [4]
Expenses (without waiver) [5]	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses (with waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (without waiver)	0.26%	0.47%	0.66%	0.39%	0.52%	0.87%
Net investment income (with waiver)	0.51%	0.72%	0.91%	0.64%	0.77%	1.12%

Portfolio turnover rate (excluding short-term securities)	1.08%[6]	3.42%	6.09%	4.64%	11.55%	22.15%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[6]	Not annualized.

38	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Large Cap Growth Fund

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$74.48	$58.26	$48.29	$63.04	$47.07	$42.53

Operations:
Net investment income (loss) [1]	(0.05)	(0.03)	0.05	(0.09)	(0.06)	0.07
Net realized and unrealized gains (losses)	5.41	17.41	11.70	(10.74)	18.95	8.60

Total from operations	5.36	17.38	11.75	(10.83)	18.89	8.67
Redemption fee	—	— [2]	— [2]	—	— [2]	— [2]
Distributions to Shareholders:
From net investment income	—	(0.04)	—	—	(0.02)	(0.12)
From net realized gains	(3.08)	(1.12)	(1.78)	(3.92)	(2.90)	(4.01)

Total distributions	(3.08)	(1.16)	(1.78)	(3.92)	(2.92)	(4.13)

Net Asset Value
End of period	$76.76	$74.48	$58.26	$48.29	$63.04	$47.07

Total investment return [3]	7.08%	30.22%	25.20%	(18.78%)	41.12%	21.34%

Net assets at end of period (000’s omitted)	$230,639	$214,112	$162,772	$136,435	$177,096	$129,154

Ratios: [4]
Expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.13%)	(0.05%)	0.10%	(0.15%)	(0.11%)	0.17%

Portfolio turnover rate (excluding short-term securities)	2.04%[5]	11.11%	2.96%	10.83%	9.75%	14.53%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Not annualized.

DECEMBER 31, 2024	39

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit ESG Growth Fund

Class I	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$21.18	$17.51	$14.87	$18.17	$13.85	$13.21

Operations:
Net investment income [1]	0.03	0.14	0.14	0.10	0.12	0.12
Net realized and unrealized gains (losses)	1.14	3.67	2.99	(3.13)	4.30	0.74

Total from operations	1.17	3.81	3.13	(3.03)	4.42	0.86
Redemption fee	—	— [2]	—	—	— [2]	—
Distributions to Shareholders:
From net investment income	(0.13)	(0.14)	(0.10)	(0.08)	(0.10)	(0.17)
From net realized gains	—	—	(0.39)	(0.19)	—	(0.05)

Total distributions	(0.13)	(0.14)	(0.49)	(0.27)	(0.10)	(0.22)

Net Asset Value
End of period	$22.22	$21.18	$17.51	$14.87	$18.17	$13.85

Total investment return [3]	5.51%	21.90%	21.57%	(16.97%)	31.97%	6.47%

Net assets at end of period (000’s omitted)	$6,296	$6,133	$4,866	$3,740	$4,841	$3,477

Ratios: [4]
Expenses (without waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses (with waiver) [5]	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (without waiver)	0.04%	0.52%	0.65%	0.30%	0.48%	0.63%
Net investment income (with waiver)	0.29%	0.77%	0.90%	0.55%	0.73%	0.88%

Portfolio turnover rate (excluding short-term securities)	1.19%[6]	3.31%	7.12%	9.23%	7.39%	25.28%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[6]	Not annualized.

40	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit ESG Growth Fund

Class S	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$20.96	$17.33	$14.74	$18.05	$13.78	$13.16

Operations:
Net investment income [1]	— [2]	0.10	0.10	0.05	0.08	0.08
Net realized and unrealized gains (losses)	1.14	3.63	2.96	(3.11)	4.27	0.74

Total from operations	1.14	3.73	3.06	(3.06)	4.35	0.82
Redemption fee	—	— [2]	—	—	—	—
Distributions to Shareholders:
From net investment income	(0.08)	(0.10)	(0.08)	(0.06)	(0.08)	(0.15)
From net realized gains	—	—	(0.39)	(0.19)	—	(0.05)

Total distributions	(0.08)	(0.10)	(0.47)	(0.25)	(0.08)	(0.20)

Net Asset Value
End of period	$22.02	$20.96	$17.33	$14.74	$18.05	$13.78

Total investment return [3]	5.42%	21.62%	21.27%	(17.24%)	31.61%	6.22%

Net assets at end of period (000’s omitted)	$5,456	$5,192	$4,306	$3,577	$4,279	$3,158

Ratios: [4]
Expenses (without waiver) [5]	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses (with waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (without waiver)	(0.21%)	0.27%	0.40%	0.05%	0.23%	0.38%
Net investment income (with waiver)	0.04%	0.52%	0.65%	0.30%	0.48%	0.63%

Portfolio turnover rate (excluding short-term securities)	1.19%[6]	3.31%	7.12%	9.23%	7.39%	25.28%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[6]	Not annualized.

DECEMBER 31, 2024	41

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Mid Cap Growth Fund

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$23.06	$20.07	$16.96	$25.41	$19.05	$18.84

Operations:
Net investment loss [1]	(0.05)	(0.05)	(0.01)	(0.12)	(0.10)	(0.05)
Net realized and unrealized gains (losses)	2.20	3.14	3.67	(5.37)	7.44	1.64

Total from operations	2.15	3.09	3.66	(5.49)	7.34	1.59
Redemption fee	—	— [2]	— [2]	— [2]	— [2]	— [2]
Distributions to Shareholders:
From net realized gains	(0.93)	(0.10)	(0.55)	(2.96)	(0.98)	(1.38)

Net Asset Value
End of period	$24.28	$23.06	$20.07	$16.96	$25.41	$19.05

Total investment return [3]	9.20%	15.39%	22.00%	(24.70%)	38.99%	8.75%

Net assets at end of period (000’s omitted)	$212,953	$203,184	$185,220	$164,430	$228,171	$172,744

Ratios: [4]
Expenses	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment loss	(0.38%)	(0.26%)	(0.03%)	(0.52%)	(0.46%)	(0.27%)

Portfolio turnover rate (excluding short-term securities)	2.38%[5]	8.64%	7.00%	13.16%	19.54%	25.58%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Not annualized.

42	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Small Cap Dividend Growth Fund

Class I	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$16.18	$14.31	$12.85	$16.73	$11.39	$11.89

Operations:
Net investment income [1]	0.08	0.17	0.19	0.14	0.13	0.13
Net realized and unrealized gains (losses)	0.99	1.87	1.83	(2.61)	5.32	(0.49)

Total from operations	1.07	2.04	2.02	(2.47)	5.45	(0.36)
Redemption fee	—	— [2]	—	— [2]	—	—
Distributions to Shareholders:
From net investment income	(0.12)	(0.17)	(0.19)	(0.14)	(0.11)	(0.14)
From net realized gains	(0.14)	—	(0.37)	(1.27)	—	—

Total distributions	(0.26)	(0.17)	(0.56)	(1.41)	(0.11)	(0.14)

Net Asset Value
End of period	$16.99	$16.18	$14.31	$12.85	$16.73	$11.39

Total investment return [3]	6.58%	14.35%	16.20%	(16.30%)	48.13%	(3.05%)

Net assets at end of period (000’s omitted)	$24,614	$22,864	$16,508	$14,209	$17,114	$11,786

Ratios: [4]
Expenses (without waiver) [5]	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses (with waiver) [5]	0.90%	0.90%	0.90%	0.95%	1.00%	1.00%
Net investment income (without waiver)	0.56%	0.76%	1.06%	0.59%	0.67%	0.90%
Net investment income (with waiver)	0.91%	1.11%	1.41%	0.89%	0.92%	1.15%

Portfolio turnover rate (excluding short-term securities)	4.72%[6]	12.81%	15.05%	18.47%	27.91%	27.58%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[6]	Not annualized.

DECEMBER 31, 2024	43

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Small Cap Dividend Growth Fund

Class S	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$16.16	$14.30	$12.84	$16.72	$11.38	$11.88

Operations:
Net investment income [1]	0.06	0.12	0.16	0.11	0.10	0.10
Net realized and unrealized gains (losses)	1.00	1.87	1.83	(2.62)	5.32	(0.49)

Total from operations	1.06	1.99	1.99	(2.51)	5.42	(0.39)
Redemption fee	— [2]	— [2]	—	— [2]	—	—
Distributions to Shareholders:
From net investment income	(0.09)	(0.13)	(0.16)	(0.10)	(0.08)	(0.11)
From net realized gains	(0.14)	—	(0.37)	(1.27)	—	—

Total distributions	(0.23)	(0.13)	(0.53)	(1.37)	(0.08)	(0.11)

Net Asset Value
End of period	$16.99	$16.16	$14.30	$12.84	$16.72	$11.38

Total investment return [3]	6.51%	14.02%	15.91%	(16.48%)	47.73%	(3.30%)

Net assets at end of period (000’s omitted)	$6,621	$5,516	$4,965	$4,323	$5,187	$3,720

Ratios: [4]
Expenses (without waiver) [5]	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses (with waiver) [5]	1.15%	1.15%	1.15%	1.20%	1.25%	1.25%
Net investment income (without waiver)	0.32%	0.48%	0.81%	0.42%	0.42%	0.64%
Net investment income (with waiver)	0.67%	0.83%	1.16%	0.72%	0.67%	0.89%

Portfolio turnover rate (excluding short-term securities)	4.72%[6]	12.81%	15.05%	18.47%	27.91%	27.58%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[6]	Not annualized.

44	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Small Cap Growth Fund

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$65.35	$60.29	$52.41	$82.14	$56.81	$55.46

Operations:
Net investment loss [1]	(0.20)	(0.29)	(0.13)	(0.48)	(0.44)	(0.28)
Net realized and unrealized gains (losses)	3.45	7.24	8.93	(17.68)	28.28	3.38

Total from operations	3.25	6.95	8.80	(18.16)	27.84	3.10
Redemption fee	—	— [2]	— [2]	— [2]	— [2]	— [2]
Distributions to Shareholders:
From net realized gains	(3.07)	(1.89)	(0.92)	(11.57)	(2.51)	(1.75)

Net Asset Value
End of period	$65.53	$65.35	$60.29	$52.41	$82.14	$56.81

Total investment return [3]	4.78%	11.84%	17.01%	(25.57%)	49.65%	5.68%

Net assets at end of period (000’s omitted)	$117,068	$112,288	$109,824	$98,444	$145,859	$100,613

Ratios: [4]
Expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment loss	(0.58%)	(0.47%)	(0.24%)	(0.67%)	(0.62%)	(0.53%)

Portfolio turnover rate (excluding short-term securities)	4.55%[5]	12.03%	13.76%	15.64%	30.54%	25.74%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Not annualized.

DECEMBER 31, 2024	45

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit International Growth Fund

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$21.95	$20.62	$17.78	$23.27	$17.38	$17.13

Operations:
Net investment income [1]	0.12	0.29	0.28	0.20	0.05	0.06
Net realized and unrealized gains (losses)	0.39	1.48	2.92	(5.63)	5.89	0.36

Total from operations	0.51	1.77	3.20	(5.43)	5.94	0.42
Redemption fee	—	— [2]	—	—	—	— [2]
Distributions to Shareholders:
From net investment income	(0.35)	(0.29)	(0.27)	(0.06)	(0.05)	(0.17)
From net realized gains	(0.42)	(0.15)	(0.09)	—	—	—

Total distributions	(0.77)	(0.44)	(0.36)	(0.06)	(0.05)	(0.17)

Net Asset Value
End of period	$21.69	$21.95	$20.62	$17.78	$23.27	$17.38

Total investment return [3]	2.19%	8.70%	18.27%	(23.41%)	34.18%	2.43%

Net assets at end of period (000’s omitted)	$27,821	$27,848	$26,624	$22,454	$31,345	$23,005

Ratios: [4]
Expenses (without waiver)	1.50%[5]	1.50%[5]	1.50%[5]	1.50%[5]	1.50%	1.50%
Expenses (with waiver)	0.85%[5]	0.85%[5]	0.85%[5]	1.20%[5]	—	—
Net investment income (without waiver)	0.39%	0.76%	0.87%	0.59%	0.26%	0.35%
Net investment income (with waiver)	1.04%	1.41%	1.52%	0.88%	—	—

Portfolio turnover rate (excluding short-term securities)	2.60%[6]	8.35%	7.65%	7.76%	12.61%	13.38%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[6]	Not annualized.

46	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Developing Markets Growth Fund

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$17.07	$16.06	$15.46	$21.40	$16.28	$16.21

Operations:
Net investment income [1]	0.08	0.19	0.23	0.21	0.01	0.26
Net realized and unrealized gains (losses)	0.81	1.14	0.74	(5.76)	5.17	0.11

Total from operations	0.89	1.33	0.97	(5.55)	5.18	0.37
Redemption fee	—	—	— [2]	—	—	— [2]
Distributions to Shareholders:
From net investment income	(0.19)	(0.24)	(0.29)	(0.02)	(0.02)	(0.30)
From net realized gains	(0.52)	(0.08)	(0.08)	(0.37)	(0.04)	—

Total distributions	(0.71)	(0.32)	(0.37)	(0.39)	(0.06)	(0.30)

Net Asset Value
End of period	$17.25	$17.07	$16.06	$15.46	$21.40	$16.28

Total investment return [3]	5.10%	8.52%	6.42%	(26.19%)	31.79%	2.20%

Net assets at end of period (000’s omitted)	$9,157	$9,066	$10,098	$9,400	$13,883	$10,260

Ratios: [4]
Expenses (without waiver) [5]	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses (with waiver) [5]	0.95%	0.95%	0.95%	1.20%	1.40%	1.40%
Net investment income (without waiver)	(0.20%)	0.15%	0.42%	0.35%	(0.55%)	1.05%
Net investment income (with waiver)	0.85%	1.20%	1.47%	1.15%	0.05%	1.65%

Portfolio turnover rate (excluding short-term securities)	1.57%[6]	2.11%	0.76%	2.49%	7.52%	4.15%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Total Fund expenses are limited to 2.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[6]	Not annualized.

DECEMBER 31, 2024	47

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended December 31, 2024

(1)	Organization

The Sit Mutual Funds covered by this report are Sit Balanced Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit Large Cap Growth Fund, Sit ESG Growth Fund, Sit Mid Cap Growth Fund, Sit Small Cap Dividend Growth Fund, Sit Small Cap Growth Fund, Sit International Growth Fund, and Sit Developing Markets Growth Fund (each a “Fund” and collectively, the “Funds”). The Funds are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies, or series thereof. The Sit Balanced Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit ESG Growth Fund, Sit Small Cap Dividend Growth Fund, Sit Small Cap Growth Fund, Sit International Growth Fund, and Sit Developing Markets Growth Fund are series funds of Sit Mutual Funds, Inc. Each Fund has 10 billion authorized shares of capital stock with a par value of $0.001. This report covers the equity Funds of the Sit Mutual Funds.

The investment objective for each Fund is as follows:

Fund	Investment Objective
Balanced Fund	Seeks long-term growth consistent with the preservation of principal and seeks to provide regular income.
Dividend Growth Fund	Seeks to provide current income that exceeds the dividend yield of the S&P 500® Index and that grows over a period of years. Secondarily, seeks long-term capital appreciation.
Global Dividend Growth Fund	Seeks to provide current income that exceeds the dividend yield of the MSCI World Index and that grows over a period of years. Secondarily, seeks long-term capital appreciation.
Large Cap Growth Fund	Seeks to maximize long-term capital appreciation.
ESG Growth Fund	Seeks to maximize long-term capital appreciation.
Mid Cap Growth Fund	Seeks to maximize long-term capital appreciation.
Small Cap Dividend Growth Fund	Seeks to provide current income that exceeds the yield of the Russell 2000® Index and that grows over a period of years. Secondarily, seeks long-term capital appreciation.
Small Cap Growth Fund	Seeks to maximize long-term capital appreciation.
International Growth Fund	Seeks long-term growth.
Developing Markets Growth Fund	Seeks to maximize long-term capital appreciation.

The Dividend Growth, Global Dividend Growth, ESG Growth and Small Cap Dividend Growth Funds offer Class I and Class S shares. Both classes of shares have identical voting, dividend, and liquidation rights. The distribution fee differs among classes, the Class S shares have a 0.25% distribution fee, whereas Class I has no distribution fee. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

(2)	Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Equity securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and

48	FINANCIAL STATEMENTS AND OTHER INFORMATION

prepayment speeds as applicable. When market quotations are not readily available, or when Sit Investment Associates, Inc. (the “Adviser” or “SIA”) becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Funds’ Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Security transactions are accounted for on the date the securities are purchased or sold. Securities gains and losses are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date or upon the receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on an accrual basis, including level-yield amortization of long-term bond premium and discount using the effective yield method.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events occurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of December 31, 2024 is included with the Funds’ schedules of investments.

Foreign Currency Translations and Forward Foreign Currency Contracts

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, ESG Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. Eastern Time). Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date. Dividend and interest income includes currency exchange gains (losses) realized between the accrual and payment dates on such income. Exchange gains (losses) may also be realized between the trade and settlement dates on security and forward contract transactions. For securities denominated in foreign currencies, the effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

The Global Dividend Growth, ESG Growth, International Growth and Developing Markets Growth Funds may enter into forward foreign currency exchange contracts generally for operational purposes, but the Adviser may occasionally utilize contracts to protect against adverse exchange rate fluctuation. Any gains (losses) generated by these contracts are disclosed separately on the statements of operations.

DECEMBER 31, 2024	49

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended December 31, 2024 (Continued)

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation is determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete the obligations of the contract.

Federal Taxes

The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no income tax provision is required. In order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis. Also, the Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns remain subject to examination by the Internal Revenue Service and state departments of revenue until such time as the applicable statute of limitations for audit has expired. For example, U.S. tax returns are generally subject to audit for three years from the date they are filed.

At December 31, 2024, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Balanced Fund	$26,427,131	($1,286,208)	$25,140,923	$43,570,355
Dividend Growth Fund	67,066,542	(3,966,853)	63,099,689	175,915,450
Global Dividend Growth Fund	30,317,310	(342,193)	29,975,117	23,403,063
Large Cap Growth Fund	157,008,525	(2,096,032)	154,912,493	75,471,785
ESG Growth Fund	6,353,794	(388,855)	5,964,939	5,778,874
Mid Cap Growth Fund	128,102,835	(3,942,472)	124,160,363	88,827,072
Small Cap Dividend Growth Fund	10,918,947	(1,181,818)	9,737,129	21,671,292
Small Cap Growth Fund	59,337,235	(2,775,293)	56,561,942	60,574,301
International Growth Fund	11,383,700	(1,587,897)	9,795,803	17,923,053
Developing Markets Growth Fund	4,069,122	(812,528)	3,256,594	5,896,105

Net investment income and net realized gains differ for financial statement and tax purposes because of corporate actions on shares held and/or losses deferred due to “wash sale” transactions. A “wash sale” occurs when a Fund sells a security that it has acquired within a period beginning thirty days before and ending thirty days after the date of sale (a sixty one day period). The character of distributions made during the year from net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. The tax character of distributions paid during the fiscal years ended June 30, 2024 and 2023 was as follows:

50	FINANCIAL STATEMENTS AND OTHER INFORMATION

Year Ended June 30, 2024:
	Ordinary Income	Long Term Capital Gain	Total
Balanced Fund	$785,004	—	$785,004
Dividend Growth Fund (Class I)	2,912,099	$6,449,526	9,361,625
Dividend Growth Fund (Class S)	243,916	667,384	911,300
Global Dividend Growth Fund (Class I)	447,677	—	447,677
Global Dividend Growth Fund (Class S)	32,328	—	32,328
Large Cap Growth Fund	122,457	3,071,012	3,193,469
ESG Growth Fund (Class I)	39,839	—	39,839
ESG Growth Fund (Class S)	25,161	—	25,161
Mid Cap Growth Fund	—	903,590	903,590
Small Cap Dividend Growth Fund (Class I)	202,009	—	202,009
Small Cap Dividend Growth Fund (Class S)	44,992	—	44,992
Small Cap Growth Fund	—	3,306,617	3,306,617
International Growth Fund	371,001	186,509	557,510
Developing Markets Growth Fund	143,001	50,141	193,142

Year Ended June 30, 2023:
	Ordinary Income	Long Term Capital Gain	Total
Balanced Fund	$619,854	$1,601,210	$2,221,064
Dividend Growth Fund (Class I)	2,683,114	19,091,190	21,774,304
Dividend Growth Fund (Class S)	241,918	2,130,893	2,372,811
Global Dividend Growth Fund (Class I)	446,552	—	446,552
Global Dividend Growth Fund (Class S)	31,454	—	31,454
Large Cap Growth Fund	—	4,952,920	4,952,920
ESG Growth Fund (Class I)	23,820	96,959	120,779
ESG Growth Fund (Class S)	19,181	97,269	116,450
Mid Cap Growth Fund	—	5,106,424	5,106,424
Small Cap Dividend Growth Fund (Class I)	236,730	383,106	619,836
Small Cap Dividend Growth Fund (Class S)	61,510	121,113	182,623
Small Cap Growth Fund	—	1,688,086	1,688,086
International Growth Fund	337,000	116,404	453,404
Developing Markets Growth Fund	176,000	46,145	222,145

As of June 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)
Balanced Fund	$268,065	$145,710	$22,888,391
Dividend Growth Fund	642,026	13,534,741	68,255,757
Global Dividend Growth Fund	197,641	360,734	27,948,248
Large Cap Growth Fund	—	8,562,795	143,218,886
ESG Growth Fund	45,251	—	5,433,033
Mid Cap Growth Fund	—	7,856,897	110,084,472
Small Cap Dividend Growth Fund	77,314	—	8,444,196
Small Cap Growth Fund	—	3,970,226	51,822,258
International Growth Fund	285,368	417,875	9,267,690
Developing Markets Growth Fund	57,189	249,137	2,575,898

DECEMBER 31, 2024	51

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended December 31, 2024 (Continued)

Net capital loss carryovers and late year losses, if any, as of June 30, 2024, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds’ are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward retain their character as either short-term or long-term capital losses. The net capital loss carryovers and the late year losses deferred as of June 30, 2024, were as follows:

	Unlimited Period of Net Capital Loss Carryover		Late Year Losses Deferred
	Short-Term	Long-Term	Ordinary	Capital
Large Cap Growth Fund	—	—	$40,081	—
ESG Growth Fund	—	$80,654	—	—
Mid Cap Growth Fund	—	—	261,944	—
Small Cap Dividend Growth Fund	$23,016	—	—	—
Small Cap Growth Fund	—	—	284,378	—

For the year ended June 30, 2024, the Funds’ utilized capital losses as follows:

Utilized
Global Dividend Growth Fund	$671,206
ESG Growth Fund	41,225

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income, if any, are declared and paid quarterly for the Balanced, Dividend Growth, Global Dividend Growth and Small Cap Dividend Growth Funds and declared and paid annually for Developing Markets Growth, Small Cap Growth, International Growth, Mid Cap Growth, Large Cap Growth and ESG Growth Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Concentration of Investments

The Developing Markets Growth Fund may concentrate investments in countries with limited or developing capital markets which may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund’s investments and the income it generates, as well as the Fund’s ability to repatriate such amounts.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

(3) Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the six months ended December 31, 2024, were as follows:

52	FINANCIAL STATEMENTS AND OTHER INFORMATION

	Purchases		Proceeds

	U.S. Government	Other	U.S. Government	Other
Balanced Fund	$5,398,872	$4,774,357	$2,110,505	$6,124,821
Dividend Growth Fund	—	54,747,300	—	71,761,583
Global Dividend Growth Fund	—	557,394	—	1,403,620
Large Cap Growth Fund	—	4,399,314	—	5,295,891
ESG Growth Fund	—	134,758	—	371,868
Mid Cap Growth Fund	—	4,875,340	—	15,067,853
Small Cap Dividend Growth Fund	—	2,291,399	—	1,397,081
Small Cap Growth Fund	—	5,322,612	—	5,785,852
International Growth Fund	—	725,877	—	1,002,057
Developing Markets Growth Fund	—	142,964	—	293,713

(4)	Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with SIA, under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. The current fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

	Management Fees	Net of Adviser’s Voluntary Fee Waiver
Balanced Fund	1.00%	0.80%
Dividend Growth Fund Class I and Class S	1.00%	0.70%
Global Dividend Growth Fund Class I and Class S	1.25%	1.00%
Large Cap Growth Fund	1.00%	N/A
ESG Growth Fund Class I and Class S	1.25%	1.00%
Mid Cap Growth Fund	1.25%	N/A
Small Cap Dividend Growth Fund Class I and Class S	1.25%	0.90%
Small Cap Growth Fund	1.50%	N/A
International Growth Fund	1.50%	0.85%
Developing Markets Growth Fund	2.00%	0.95%

SIA is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, 12b-1 fees and other transaction charges relating to investing activities).

In addition to the annual management fees, the Class S shares of the Dividend Growth, Global Dividend Growth, ESG Growth and Small Cap Dividend Growth Funds also have a 0.25% annual distribution (12b-1) fee, which is used to pay for distribution fees related to the sale and distribution of such shares.

The Adviser has agreed to voluntarily limit the management fee of the Balanced Fund to 0.80%, the Small Cap Dividend Growth Fund to 0.90%, the International Growth Fund to 0.85% and the Developing Markets Growth Fund to 0.95% for the period through June 30, 2025 of the Fund’s daily average net assets, respectively.

The Adviser has agreed to limit the management fee of the Dividend Growth Fund to 0.70%, the Global Dividend Growth Fund to 1.00% and the ESG Growth Fund to 1.00% for the period through June 30, 2025 of the Fund’s daily average net assets, respectively.

Transactions with affiliates

The Adviser, affiliates of the Adviser, directors and officers of the Funds as a whole owned the following shares as of December 31, 2024:

DECEMBER 31, 2024	53

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended December 31, 2024 (Continued)

	Shares	% Shares Outstanding
Balanced Fund	450,356	23.2
Dividend Growth Fund	1,840,004	12.1
Global Dividend Growth Fund	529,234	27.5
Large Cap Growth Fund	994,162	33.1
ESG Growth Fund	474,216	89.3
Mid Cap Growth Fund	4,353,841	49.6
Small Cap Dividend Growth Fund	1,063,756	57.9
Small Cap Growth Fund	1,105,536	61.9
International Growth Fund	747,154	58.2
Developing Markets Growth Fund	315,837	59.5

(5)	Credit Facility

The Funds, together with the 4 bond Sit Mutual Funds managed by SIA, are borrowers in a $20 million credit facility (Credit Facility) maturing November 28, 2025. The Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Under the terms of the Credit Facility, each Fund shall pay interest charged on any borrowings made by the Fund. During the period ended December 31, 2024, the Funds did not use the Credit Facility.

(6)	Capital Share Activity

Short-Term Trading (Redemption) Fees

The Funds (except the Balanced Fund) charge a redemption fee equal to 2.00% of the proceeds on shares held for less than 30 calendar days. The fee is retained by the Fund for the benefit of its long-term shareholders and accounted for as an addition to paid in capital. For the six months ended December 31, 2024, the Funds received the following redemption fees:

	Class I	Class S
Dividend Growth Fund	$—	$89
Small Cap Dividend Growth Fund	—	1

(7)	Regulatory Updates

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07 among other things, (i) requires a single segment public entity to follow segment guidance, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability to elect more than one performance measure. ASU 2023-07 is effective for the fiscal year beginning after December 15, 2023, and interim periods beginning with the first quarter ended 2025. Early adoption is permitted, and retrospective adoption is required for all prior periods presented. The Funds are currently assessing the impact of this guidance, however, the Funds do not expect a material impact on its financial statements.

54	FINANCIAL STATEMENTS AND OTHER INFORMATION

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING

A description of the policies and procedures that the Adviser uses to vote proxies related to the Funds’ portfolio securities is set forth in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sitfunds.com, without charge by calling 800-332-5580 and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. The Funds’ proxy voting record is available without charge by calling 800-332-5580 and on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June.

QUARTERLY SCHEDULES OF INVESTMENTS

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of investments, as filed on Form N-PORT, is also available on its website at www.sitfunds.com, or without charge by calling 800-332-5580.

DECEMBER 31, 2024	55

[This page is intentionally left blank.]

56	FINANCIAL STATEMENTS AND OTHER INFORMATION

SIT STOCK 12-2024 Financial Statements and Other Information December 31, 2024 INVESTMENT ADVISER Sit Investment Associates, Inc. 80 S. Eighth Street Suite 3300 Minneapolis, MN 55402 CUSTODIAN The Bank Of New York Mellon 111 Sanders Creek Parkway Syracuse, NY 13057 TRANSFER AGENT AND DISBURSING AGENT Sit Mutual Funds Attention: 534459 500 Ross Street, 154-0520 Sit Mutual Funds 1-800-332-5580 www.sitfunds.com INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM KPMG LLP Minneapolis, MN GENERAL COUNSEL Faegre Drinker Biddle & Reath LLP Minneapolis, MN Pittsburgh, PA 15262

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Six Months ended December 31, 2024

Name of Director	Aggregate Renumeration Paid by all 14 of the Sit Mutual Funds
Edward M. Giles	$25,000
Sidney L. Jones	$25,000
Bruce C. Lueck	$25,000
Donald W. Phillips	$25,000
Barry N. Winslow	$25,000

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

During the Registrant’s most recent fiscal half-year, the Boards of Directors approved the renewal of the investment management agreements with the Sit Mutual Funds. Below is the Boards’ discussion at the October 29, 2024 board meeting of the material factors and conclusions that formed the basis for the board’s approval.

BOARD RE-APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At their joint meeting held on October 29, 2024, the Boards of Directors (the “Boards”) of Sit Mid Cap Growth Fund, Inc., Sit Large Cap Growth Fund, Inc., Sit International Growth Fund, Sit Balanced Fund, Sit Developing Markets Growth Fund, Sit ESG Growth Fund, Sit Small Cap Growth Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund and Sit Small Cap Dividend Growth Fund (each a “Fund” and collectively, the “Funds”) unanimously approved the continuation for another one-year period of the investment management agreements entered into by and between Sit Investment Associates, Inc. (“SIA”) and each of Sit Mid Cap Growth Fund, Inc., dated November 1, 1996; Sit Large Cap Growth Fund, Inc., dated November 1, 1996; and Sit Mutual Funds Inc., dated November 1, 1992 (collectively, the “Agreements”).

In advance of the October 29, 2024 meeting, the Boards requested and received materials from SIA to assist them in considering the re-approval of the Agreements. The Boards, including all of the Directors who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “non-interested Directors”) approved the Agreements after discussion and consideration of various factors relating to the Boards’ selection of SIA as the Funds’ investment adviser and the Boards’ approval of the fees to be paid under the Agreements. In evaluating the Agreements, the Directors relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of SIA and its services and personnel. The Directors did not consider any single factor as controlling in determining whether to approve the Agreements, and the items described herein are not all-encompassing of the matters considered by the Directors.

Investment Adviser Criteria. The Directors began their analysis by discussing their criteria for determining the quality of an investment adviser. In this regard, the Directors noted that their criteria were similar to those used by institutional investors in evaluating and selecting investment advisers. The Directors discussed several factors in assessing the nature, extent and quality of the services performed by SIA, including the following:

Investment Philosophy and Process. The Directors considered SIA’s philosophy of managing assets. With respect to equity securities, the Directors noted that SIA seeks to identify growth-oriented securities issued by companies with the potential for earnings growth at a faster rate than the general economy and market indices. The Directors considered SIA’s belief that earnings growth is the primary determinant of superior long-term returns for equity securities, and that SIA invests in companies it believes exhibit above-market and consistent growth, as well as conservative and cyclical growth companies. They also considered that SIA’s active management style concentrates on the best growth opportunities at reasonable valuation levels. The Directors determined that the Funds’ investment objectives are consistent with SIA’s investment philosophy and growth style. The Directors reviewed the Funds’ portfolio characteristics and noted that SIA consistently managed the Funds in a growth style. The Directors found no indication in reviewing the Funds’ portfolio characteristics of style drift away from growth stocks over market cycles. The Directors noted that, in periods during which growth stocks have generally under-performed relative to value stocks, Fund performance may not rank favorably in comparisons with other funds investing in value stocks.

The Directors discussed SIA’s consistent and well-defined investment process. With respect to equity securities, the Directors noted that SIA utilizes a team-based, top-down and bottom-up investment decision making process.

Investment Professionals. The Directors discussed the experience, knowledge and organizational stability of SIA and its investment professionals. The Directors noted that SIA’s senior professionals are actively involved in the investment process and have significant investment industry experience.

The Directors discussed the depth of SIA’s investment staff, noting that SIA has over 35 investment professionals. Given the investment products offered by SIA and SIA’s amount of assets under management, the Directors determined that SIA’s investment staff is well positioned to meet the current needs of its clients, including the Funds, and to accommodate growth in its number of clients and assets under management for the near future. The Directors concluded that the depth of SIA’s investment staff, and in particular senior management and investment analysts, is actually greater than the Funds currently require at their present asset size. The Directors noted that SIA has the resources of an investment firm with over $17 billion in assets under management working for the benefit of the Funds’ shareholders. The Directors concluded that SIA has substantial resources to provide services to the Funds and that SIA’s services had been acceptable.

Investment Performance. The Directors reviewed and discussed the Funds’ investment performance on an absolute and comparable basis for various periods as discussed below. The Directors noted that the investment performance of the Funds has generally been competitive with indices and other funds with similar investment styles as the Funds, such as equity growth funds.

Corporate Culture. The Directors discussed SIA’s corporate values and commitment to operate under the highest ethical and professional standards. They considered that SIA’s culture is set and practiced by senior management of SIA who insist that all SIA professionals exhibit honesty and integrity. The Directors noted that SIA’s values are evident in the services it provides to the Funds.

Review of Specific Factors. The Directors continued their analysis by reviewing specific information on SIA and the Funds, and the specific terms of the Agreements, including the following:

Investment Performance. The Directors reviewed the investment performance of each Fund for the 3-month, 1-year, and 5-year periods ended September 30, 2024, both on an absolute basis and on a comparative basis to indices and mutual funds within the same investment categories. As noted above, the Directors concluded that the investment performance of the Funds has been competitive in relation to funds with similar objectives and strategies.

Fees and Expenses. The Directors noted that the Funds pay SIA a monthly fee and SIA is responsible for all of the Funds’ expenses, except interest, brokerage commissions, portfolio transaction charges including acquired fund fees and expenses, certain extraordinary expenses, and fees paid under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act for Class S shares of Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit Small Cap Dividend Growth Fund, and Sit ESG Growth Fund. The Directors reviewed fees paid in prior years and the current fees to be paid under the Agreements both before and after fee waivers with respect to Sit Balanced Fund, Sit International Growth Fund, Sit Developing Markets Growth Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit Small Cap Dividend Growth Fund and Sit ESG Growth Fund.

The Directors compared each Fund’s expense ratio to (i) the average and median expense ratios of no-load mutual funds within the same Morningstar, Inc. (“Morningstar”) investment category, (ii) the average expense ratio for load funds within the Fund’s Morningstar category, and (iii) the average expense ratio for all funds within the Fund’s Morningstar category. The Directors also compared each Fund’s management fees to (i) the average and median actual management fees of no-load mutual funds within the same Morningstar investment category, (ii) the average actual management fees for load funds within the Fund’s Morningstar category, and (iii) the average actual management fees for all funds within the Fund’s Morningstar category. Generally, the Funds’ expense ratios were higher than or approximated the averages of the applicable category. The Directors noted that the Morningstar no-load categories include funds of various asset sizes, some of which are significantly larger in assets than the Funds. The Directors also noted that, unlike other funds within each Fund’s Morningstar category, SIA charges a single unified management fee and is responsible for paying all Fund operating expenses. The Directors concluded that the fees paid by the Funds are reasonable and appropriate.

The Directors reviewed the extent to which the fees to be paid under the Agreements by each Fund may be affected by an increase in the Fund’s assets, which included reviewing each Fund’s current and historical assets and the likelihood and magnitude of future increases in the Fund’s assets. The Directors agreed that it is appropriate that the Funds benefit from improved economies of scale as the Funds’ assets increase. However, the Directors concluded that, given the amount of the Funds’ current assets and the likelihood and magnitude of future increases in the Funds’ assets, a graduated fee structure for each Fund was unnecessary at the time because the fees to be paid under the current Agreements were reasonable and appropriate.

The Directors reviewed the expenses paid by SIA relating to the operations of the Funds, and SIA’s income with respect to its management of the Funds for the past two calendar years. The Directors concluded that the expenses paid were appropriate and that SIA’s profit margin with respect to the management of the Funds was acceptable.

The Directors reviewed SIA’s investment advisory fee schedule for investment management services provided to other clients. The Directors compared the services provided to the Funds and other clients of SIA and its affiliates and recognized that the Funds’ expenses are borne by SIA except as noted above. The Directors concluded that the fees paid by the Funds in relation to the fees paid by other clients of SIA and its affiliates were appropriate and reasonable.

The Directors discussed the extent to which SIA receives ancillary benefits from its relationship with the Funds, such as soft dollar arrangements by which brokers provide research services to SIA as a result of brokerage generated by the Funds. The Boards concluded that any benefits SIA receives from its relationship with the Funds are well within industry norms, are reflected in the amount of the fees paid by the Funds to SIA and are appropriate and reasonable.

Non-Advisory Services. The Directors considered the quality of non-advisory services which SIA provides to the Funds (and their shareholders) and the quality and depth of SIA’s non-investment personnel who provide such services. The Directors concluded that the level of such services and the quality and depth of such personnel are acceptable and consistent with industry standards.

Finally, the Directors considered the compliance staff and the regulatory history of SIA and the Funds and concluded that both are acceptable and consistent with industry standards.

Based on these conclusions, without any single conclusion being dispositive, the Directors, including the non-interested Directors by separate vote, determined that renewal of the Agreements was in the interest of each Fund and its shareholders.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.

Item 16:	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term in defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18:	Recovery of Erroneously Awarded Compensation.

None.

Item 19:	Exhibits.

(a) (1) None.

(a) (2) Not applicable.

(a) (3) A separate certification from the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (certification required by Section 302 of the Sarbanes-Oxley Act of 2002) are attached as an exhibit hereto.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940 (certification required by Section 906 of the Sarbanes-Oxley Act of 2002) is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
VP, Treasurer, COO & Secretary
Principal Financial Officer

Date February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
VP, Treasurer, COO & Secretary
Principal Financial Officer

Date February 21, 2025

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman and President
Principal Executive Officer

Date February 21, 2025